UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

_Franklin Templeton Fund Allocator Series

 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period:_6/30/10

Item 1. Reports to Stockholders.

JUNE 30, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton Conservative
Allocation Fund
(Formerly, Franklin Templeton Conservative
Target Fund)

Franklin Templeton Moderate
Allocation Fund
(Formerly, Franklin Templeton Moderate
Target Fund)

Franklin Templeton Growth
Allocation Fund
(Formerly, Franklin Templeton Growth
Target Fund)

Sign up for electronic delivery
on franklintempleton.com

ASSET ALLOCATION

Franklin Templeton
Fund Allocator Series

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time home-buyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.1 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some U.S. economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis.

The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, economic indicators were mixed. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. In the spring of 2010, a debt crisis affecting several

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

European countries had the potential to stifle the fragile recovery. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

As investor confidence rose amid encouraging economic data early in the period, global equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. and global economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

The foregoing information reflects our analysis and opinions as of June 30, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Semiannual Report

Franklin Templeton Conservative Allocation Fund

(Formerly, Franklin Templeton Conservative Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Conservative Allocation

Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Below Investment Grade-0.1%

AA

This semiannual report for Franklin Templeton Conservative Allocation Fund covers the period ended June 30, 2010. Effective May 1, 2010, the Fund changed BBB its name to help differentiate the Fund from our target-date funds. The Fund’s

     A goal and main investment strategy remain unchanged.

AAA

Performance Overview

Franklin Templeton Conservative Allocation Fund – Class A had a -0.45% cumulative total return for the six months under review. By comparison the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

Semiannual Report | 5

Top 10 Fund Holdings

Franklin Templeton Conservative Allocation Fund 6/30/10

% of Total
Net Assets
Franklin U.S. Government Securities
Fund – Advisor Class	16.7%
Templeton Global Bond Fund
– Advisor Class	13.9%
Franklin Total Return Fund
– Advisor Class	10.2%
Franklin Flex Cap Growth Fund
– Advisor Class	9.4%
Mutual Shares Fund – Class Z	7.9%
Mutual European Fund – Class Z	3.6%
Templeton Foreign Fund
– Advisor Class	2.8%
Franklin Growth Opportunities Fund
– Advisor Class	2.5%
Franklin Gold and Precious Metals
Fund – Advisor Class	2.2%
Franklin MicroCap Value Fund
– Advisor Class	1.9%

income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, had total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Allocation Fund’s portfolio and will vary the underlying funds’ allocation percentages based upon each Allocation Fund’s risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

2. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Semiannual Report

At period-end, Franklin Templeton Conservative Allocation Fund allocated 38.1% of total net assets to equity and 42.2% to fixed income. Domestic equity exposure was 69.3% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 9.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.7% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 16.7% of total net assets.

Our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500 during the six-month reporting period, while our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, and Templeton Foreign Fund – Advisor Class performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Conservative Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 6/30/10

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCIX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.13	$12.59	$12.72
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0749
Class B (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.13	$12.55	$12.68
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0277
Class C (Symbol: FTCCX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.14	$12.40	$12.54
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0315
Class R (Symbol: FTCRX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.14	$12.55	$12.69
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0611
Advisor Class (Symbol: FTCZX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.13	$12.58	$12.71
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0899

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-0.45%	+	11.55%	+	25.36%	+	52.65%
Average Annual Total Return[3]	-6.20%	+	5.14%	+	3.39%	+	3.71%
Value of $10,000 Investment[4]	$9,380		$10,514		$11,813		$14,389
Total Annual Operating Expenses[5]
Without Waiver			1.32%
With Waiver			1.21%
Class B	6-Month		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]	-0.81%	+	10.68%	+	20.78%	+	31.38%
Average Annual Total Return[3]	-4.77%	+	6.68%	+	3.50%	+	4.23%
Value of $10,000 Investment[4]	$9,523		$10,668		$11,878		$13,138
Total Annual Operating Expenses[5]
Without Waiver			2.07%
With Waiver			1.96%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-0.87%	+	10.68%	+	20.73%	+	41.70%
Average Annual Total Return[3]	-1.86%	+	9.68%	+	3.84%	+	3.55%
Value of $10,000 Investment[4]	$9,814		$10,968		$12,073		$14,170
Total Annual Operating Expenses[5]
Without Waiver			2.06%
With Waiver			1.95%
Class R	6-Month		1-Year		5-Year		Inception (1/1/02)
Cumulative Total Return[2]	-0.63%	+	11.24%	+	23.84%	+	49.81%
Average Annual Total Return[3]	-0.63%	+	11.24%	+	4.37%	+	4.88%
Value of $10,000 Investment[4]	$9,937		$11,124		$12,384		$14,981
Total Annual Operating Expenses[5]
Without Waiver			1.57%
With Waiver			1.46%
Advisor Class[6]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-0.33%	+	11.82%	+	26.75%	+	54.33%
Average Annual Total Return[3]	-0.33%	+	11.82%	+	4.85%	+	4.44%
Value of $10,000 Investment[4]	$9,967		$11,182		$12,675		$15,433
Total Annual Operating Expenses[5]
Without Waiver			1.07%
With Waiver			0.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.18% and +4.47%.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10– 6/30/10	1/1/10– 6/30/10
Actual	$1,000	$995.50	$2.47	$5.74
Hypothetical
(5% return before expenses)	$1,000	$1,022.32	$2.51	$5.81
Class B
Actual	$1,000	$991.90	$6.12	$9.38
Hypothetical
(5% return before expenses)	$1,000	$1,018.65	$6.21	$9.49
Class C
Actual	$1,000	$991.30	$6.17	$9.43
Hypothetical
(5% return before expenses)	$1,000	$1,018.60	$6.26	$9.54
Class R
Actual	$1,000	$993.70	$3.71	$6.97
Hypothetical
(5% return before expenses)	$1,000	$1,021.08	$3.76	$7.05
Advisor Class
Actual	$1,000	$996.70	$1.24	$4.51
Hypothetical
(5% return before expenses)	$1,000	$1,023.55	$1.25	$4.56

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.24%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.16%; B: 1.90%; C: 1.91%; R: 1.41%; and Advisor: 0.91%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

12 | Semiannual Report

Franklin Templeton Moderate Allocation Fund

(Formerly, Franklin Templeton Moderate Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Moderate Allocation Fund

seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Below Investment Grade-0.1%

AA

This semiannual report for Franklin Templeton Moderate Allocation Fund covers the period ended June 30, 2010. Effective May 1, 2010, the Fund BBB changed its name to help differentiate the Fund from our target-date funds.

A

The Fund’s goal and main investment strategy remain unchanged.

AAA

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A had a -1.36% cumulative total return for the six months under review. By comparison the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 40.

Semiannual Report | 13

Top 10 Fund Holdings

Franklin Templeton Moderate Allocation Fund 6/30/10

% of Total
Net Assets

Franklin U.S. Government Securities
Fund – Advisor Class	15.7%
Templeton Global Bond Fund
– Advisor Class	12.8%
Franklin Flex Cap Growth Fund
– Advisor Class	12.4%
Mutual Shares Fund – Class Z	10.7%
Franklin Total Return Fund
– Advisor Class	9.3%
Mutual European Fund – Class Z	5.0%
Franklin Growth Opportunities
Fund – Advisor Class	3.6%
Templeton Foreign Fund
– Advisor Class	3.5%
Franklin Gold and Precious Metals
Fund – Advisor Class	3.0%
Franklin Growth Fund – Advisor Class	2.6%

equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, had total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Allocation Fund’s portfolio and will vary the underlying funds’ allocation percentages based upon each Allocation Fund’s risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

2. Source: © 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

14 | Semiannual Report

At period-end, Franklin Templeton Moderate Allocation Fund allocated 51.4% of total net assets to equity and 39.1% to fixed income. Domestic equity exposure was 69.5% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 12.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.9% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 15.7% of total net assets.

Our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500 during the six-month reporting period, while our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, and Templeton Foreign Fund – Advisor Class performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Moderate Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 15

Performance Summary as of 6/30/10

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMTIX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.24	$12.69	$12.93
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0657
Class B (Symbol: FBMTX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.24	$12.64	$12.88
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0172
Class C (Symbol: FTMTX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.25	$12.43	$12.68
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0216
Class R (Symbol: FTMRX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.24	$12.65	$12.89
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0514
Advisor Class (Symbol: FMTZX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.24	$12.69	$12.93
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0810

16 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-1.36%	+	13.64%	+	25.11%	+	39.33%
Average Annual Total Return[3]	-7.04%	+	7.13%	+	3.35%	+	2.76%
Value of $10,000 Investment[4]	$9,296		$10,713		$11,792		$13,133
Total Annual Operating Expenses[5]
Without Waiver			1.37%
With Waiver			1.28%
Class B	6-Month		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]	-1.73%	+	12.76%	+	20.36%	+	33.35%
Average Annual Total Return[3]	-5.66%	+	8.76%	+	3.43%	+	4.47%
Value of $10,000 Investment[4]	$9,434		$10,876		$11,836		$13,335
Total Annual Operating Expenses[5]
Without Waiver			2.12%
With Waiver			2.03%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-1.81%	+	12.67%	+	20.43%	+	29.10%
Average Annual Total Return[3]	-2.79%	+	11.67%	+	3.79%	+	2.59%
Value of $10,000 Investment[4]	$9,721		$11,167		$12,043		$12,910
Total Annual Operating Expenses[5]
Without Waiver			2.12%
With Waiver			2.03%
Class R	6-Month		1-Year		5-Year		Inception (1/1/02)
Cumulative Total Return[2]	-1.48%	+	13.34%	+	23.46%	+	52.06%
Average Annual Total Return[3]	-1.48%	+	13.34%	+	4.30%	+	5.06%
Value of $10,000 Investment[4]	$9,852		$11,334		$12,346		$15,206
Total Annual Operating Expenses[5]
Without Waiver			1.62%
With Waiver			1.53%
Advisor Class[6]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-1.25%	+	13.90%	+	26.58%	+	40.96%
Average Annual Total Return[3]	-1.25%	+	13.90%	+	4.83%	+	3.49%
Value of $10,000 Investment[4]	$9,875		$11,390		$12,658		$14,096
Total Annual Operating Expenses[5]
Without Waiver			1.12%
With Waiver			1.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 17

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +20.38% and +4.13%.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,60 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10– 6/30/10	1/1/10– 6/30/10
Actual	$1,000	$986.40	$2.46	$6.11
Hypothetical (5% return before expenses)	$1,000	$1,022.32	$2.51	$6.21
Class B
Actual	$1,000	$982.70	$6.15	$9.78
Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	$9.94
Class C
Actual	$1,000	$981.90	$6.14	$9.78
Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	$9.94
Class R
Actual	$1,000	$985.20	$3.69	$7.33
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76	$7.45
Advisor Class
Actual	$1,000	$987.50	$1.23	$4.88
Hypothetical (5% return before expenses)	$1,000	$1,023.55	$1.25	$4.96

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.24%; B: 1.99%; C: 1.99%; R: 1.49%; and Advisor: 0.99%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

20 | Semiannual Report

Franklin Templeton Growth Allocation Fund

(Formerly, Franklin Templeton Growth Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Growth Allocation Fund

seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Below Investment Grade-0.1%

AA

This semiannual report for Franklin Templeton Growth Allocation Fund covers the period ended June 30, 2010. Effective May 1, 2010, the Fund changed BBB its name to help differentiate the Fund from our target-date funds. The Fund’s goal and main investment strategy remain unchanged. A

AAA

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A had a -3.74% cumulative total return for the six months under review. By comparison the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 46.

Semiannual Report | 21

Top 10 Fund Holdings

Franklin Templeton Growth Allocation Fund 6/30/10

% of Total
Net Assets

Franklin Flex Cap Growth Fund
– Advisor Class	19.0%
Mutual Shares Fund – Class Z	16.5%
Mutual European Fund – Class Z	7.3%
Franklin U.S. Government Securities
Fund – Advisor Class	6.9%
Templeton Global Bond Fund
– Advisor Class	5.7%
Templeton Foreign Fund – Advisor Class	5.4%
Franklin Growth Opportunities Fund
– Advisor Class	5.3%
Franklin Gold and Precious Metals
Fund – Advisor Class	4.1%
Franklin Total Return Fund
– Advisor Class	4.0%
Franklin Growth Fund – Advisor Class	3.9%

equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, had total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Allocation Fund’s portfolio and will vary the underlying funds’ allocation percentages based upon each Allocation Fund’s risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

2. Source: © 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

22 | Semiannual Report

At period-end, Franklin Templeton Growth Allocation Fund allocated 77.7% of total net assets to equity and 17.2% to fixed income. Domestic equity exposure was 70.3% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 19.0% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.4% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 6.9% of total net assets.

Our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500 during the six-month reporting period, while our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, and Templeton Foreign Fund – Advisor Class performed comparably to the index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class and Templeton Global Bond Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Growth Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 23

Performance Summary as of 6/30/10

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FGTIX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.51	$13.00	$13.51
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0049
Class B (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.55	$12.73	$13.28
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0049
Class C (Symbol: FTGTX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.55	$12.73	$13.28
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0049
Class R (Symbol: FGTRX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.53	$12.85	$13.38
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0049
Advisor Class (Symbol: FGTZX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.50	$13.03	$13.53
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0049

24 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-3.74%	+	15.18%	+	19.09%	+	15.86%
Average Annual Total Return[3]	-9.25%	+	8.54%	+	2.34%	+	0.89%
Value of $10,000 Investment[4]	$9,075		$10,854		$11,228		$10,921
Total Annual Operating Expenses[5]
Without Waiver			1.49%
With Waiver			1.36%
Class B	6-Month		1-Year		5-Year		Inception (12/1/03)
Cumulative Total Return[2]	-4.11%	+	14.39%	+	14.74%	+	28.71%
Average Annual Total Return[3]	-7.94%	+	10.39%	+	2.44%	+	3.91%
Value of $10,000 Investment[4]	$9,206		$11,039		$11,279		$12,871
Total Annual Operating Expenses[5]
Without Waiver			2.23%
With Waiver			2.10%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-4.11%	+	14.40%	+	14.80%	+	7.51%
Average Annual Total Return[3]	-5.07%	+	13.40%	+	2.80%	+	0.73%
Value of $10,000 Investment[4]	$9,493		$11,340		$11,480		$10,751
Total Annual Operating Expenses[5]
Without Waiver			2.24%
With Waiver			2.11%
Class R	6-Month		1-Year		5-Year		Inception (1/1/02)
Cumulative Total Return[2]	-3.93%	+	14.87%	+	17.64%	+	44.25%
Average Annual Total Return[3]	-3.93%	+	14.87%	+	3.30%	+	4.41%
Value of $10,000 Investment[4]	$9,607		$11,487		$11,764		$14,425
Total Annual Operating Expenses[5]
Without Waiver			1.74%
With Waiver			1.61%
Advisor Class[6]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	-3.66%	+	15.48%	+	20.46%	+	17.18%
Average Annual Total Return[3]	-3.66%	+	15.48%	+	3.79%	+	1.60%
Value of $10,000 Investment[4]	$9,634		$11,548		$12,046		$11,718
Total Annual Operating Expenses[5]
Without Waiver			1.24%
With Waiver			1.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 25

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +11.91 and +2.49%.

26 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 27

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10– 6/30/10	1/1/10– 6/30/10
Actual	$1,000	$962.60	$2.43	$6.47
Hypothetical (5% return before expenses)	$1,000	$1,022.32	$2.51	$6.66
Class B
Actual	$1,000	$958.90	$6.02	$10.05
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21	$10.34
Class C
Actual	$1,000	$958.90	$6.07	$10.10
Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	$10.39
Class R
Actual	$1,000	$960.70	$3.65	$7.68
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76	$7.90
Advisor Class
Actual	$1,000	$963.40	$1.22	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,023.55	$1.25	$5.41

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.24%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.33%; B: 2.07%; C: 2.08%; R: 1.58%; and Advisor: 1.08%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

28 | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Conservative Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.72	$10.92	$13.59	$13.33	$12.74	$12.48
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.25	0.39	0.48	0.41	0.29
Net realized and unrealized gains (losses)	(0.13)	1.87	(2.44)	0.60	0.84	0.29
Total from investment operations	(0.06)	2.12	(2.05)	1.08	1.25	0.58
Less distributions from:
Net investment income	(0.07)	(0.24)	(0.38)	(0.47)	(0.42)	(0.32)
Net realized gains	—	(0.08)	(0.24)	(0.35)	(0.24)	—
Total distributions	(0.07)	(0.32)	(0.62)	(0.82)	(0.66)	(0.32)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.59	$12.72	$10.92	$13.59	$13.33	$12.74

Total return[f]	(0.45)%	19.67%	(15.41)%	8.29%	9.92%	4.70%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.51%	0.56%	0.65%	0.68%	0.69%	0.73%
Expenses net of waiver and payments by
affiliates[h]	0.50%	0.50%	0.51%	0.49%	0.50%	0.69%
Net investment income[c]	1.17%	2.15%	3.18%	3.52%	3.09%	2.31%

Supplemental data
Net assets, end of period (000’s)	$503,110	$443,376	$282,769	$251,570	$194,477	$162,079
Portfolio turnover rate	7.11%	11.48%	4.84%	8.11%	11.08%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class B	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.68	$10.88	$13.55	$13.29	$12.71	$12.46
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.16	0.30	0.36	0.30	0.19
Net realized and unrealized gains (losses)	(0.13)	1.87	(2.44)	0.61	0.84	0.29
Total from investment operations	(0.10)	2.03	(2.14)	0.97	1.14	0.48
Less distributions from:
Net investment income	(0.03)	(0.15)	(0.29)	(0.36)	(0.32)	(0.23)
Net realized gains	—	(0.08)	(0.24)	(0.35)	(0.24)	—
Total distributions	(0.03)	(0.23)	(0.53)	(0.71)	(0.56)	(0.23)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.55	$12.68	$10.88	$13.55	$13.29	$12.71

Total return[f]	(0.81)%	18.85%	(16.02)%	7.42%	9.05%	3.87%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.25%	1.31%	1.40%	1.43%	1.44%	1.48%
Expenses net of waiver and payments by
affiliates[h]	1.24%	1.25%	1.26%	1.24%	1.25%	1.44%
Net investment income[c]	0.43%	1.40%	2.43%	2.77%	2.34%	1.56%

Supplemental data
Net assets, end of period (000’s)	$8,037	$8,591	$7,150	$6,497	$6,422	$6,202
Portfolio turnover rate	7.11%	11.48%	4.84%	8.11%	11.08%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2010.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.54	$10.77	$13.42	$13.18	$12.60	$12.36
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.16	0.30	0.38	0.30	0.19
Net realized and unrealized gains (losses)	(0.14)	1.85	(2.41)	0.58	0.85	0.28
Total from investment operations	(0.11)	2.01	(2.11)	0.96	1.15	0.47
Less distributions from:
Net investment income	(0.03)	(0.16)	(0.30)	(0.37)	(0.33)	(0.23)
Net realized gains	—	(0.08)	(0.24)	(0.35)	(0.24)	—
Total distributions	(0.03)	(0.24)	(0.54)	(0.72)	(0.57)	(0.23)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.40	$12.54	$10.77	$13.42	$13.18	$12.60

Total return[f]	(0.87)%	18.84%	(16.04)%	7.48%	9.16%	3.83%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.26%	1.30%	1.39%	1.43%	1.43%	1.47%
Expenses net of waiver and payments by
affiliates[h]	1.25%	1.24%	1.25%	1.24%	1.24%	1.43%
Net investment income[c]	0.42%	1.41%	2.44%	2.77%	2.35%	1.57%

Supplemental data
Net assets, end of period (000’s)	$300,278	$253,622	$152,773	$110,914	$76,018	$63,298
Portfolio turnover rate	7.11%	11.48%	4.84%	8.11%	11.08%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.69	$10.89	$13.55	$13.30	$12.71	$12.46
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.23	0.37	0.47	0.37	0.26
Net realized and unrealized gains (losses)	(0.14)	1.86	(2.44)	0.57	0.85	0.28
Total from investment operations	(0.08)	2.09	(2.07)	1.04	1.22	0.54
Less distributions from:
Net investment income	(0.06)	(0.21)	(0.35)	(0.44)	(0.39)	(0.29)
Net realized gains	—	(0.08)	(0.24)	(0.35)	(0.24)	—
Total distributions	(0.06)	(0.29)	(0.59)	(0.79)	(0.63)	(0.29)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.55	$12.69	$10.89	$13.55	$13.30	$12.71

Total return[f]	(0.63)%	19.45%	(15.58)%	7.91%	9.73%	4.37%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.76%	0.81%	0.90%	0.93%	0.94%	0.98%
Expenses net of waiver and payments by
affiliates[h]	0.75%	0.75%	0.76%	0.74%	0.75%	0.94%
Net investment income[c]	0.92%	1.90%	2.93%	3.27%	2.84%	2.06%

Supplemental data
Net assets, end of period (000’s)	$82,637	$59,184	$29,466	$25,476	$14,490	$14,112
Portfolio turnover rate	7.11%	11.48%	4.84%	8.11%	11.08%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2010.

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006	2005 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.71	$10.91	$13.57	$13.31	$12.72	$12.81
Income from investment operations[b]:
Net investment income[c,d]	0.09	0.30	0.45	0.53	0.45	0.07
Net realized and unrealized gains (losses)	(0.13)	1.85	(2.46)	0.58	0.83	0.02
Total from investment operations	(0.04)	2.15	(2.01)	1.11	1.28	0.09
Less distributions from:
Net investment income	(0.09)	(0.27)	(0.41)	(0.50)	(0.45)	(0.18)
Net realized gains	—	(0.08)	(0.24)	(0.35)	(0.24)	—
Total distributions	(0.09)	(0.35)	(0.65)	(0.85)	(0.69)	(0.18)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$12.58	$12.71	$10.91	$13.57	$13.31	$12.72

Total return[g]	(0.33)%	19.97%	(15.15)%	8.48%	10.28%	0.68%

Ratios to average net assets[h]
Expenses before waiver and payments by
affiliates[i]	0.26%	0.31%	0.40%	0.43%	0.44%	0.48%
Expenses net of waiver and payments by
affiliates[i]	0.25%	0.25%	0.26%	0.24%	0.25%	0.44%
Net investment income[d]	1.42%	2.40%	3.43%	3.77%	3.34%	2.56%

Supplemental data
Net assets, end of period (000’s)	$11,450	$10,627	$4,307	$3,536	$1,726	$753
Portfolio turnover rate	7.11%	11.48%	4.84%	8.11%	11.08%	8.16%

aFor the period December 1, 2005 (effective date) to December 31, 2005. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eEffective September 1, 2008, the redemption fee was eliminated. fAmount rounds to less than $0.01 per share. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton Conservative Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 26.4%
[b]Franklin Flex Cap Growth Fund, Advisor Class	2,205,446	$85,372,804
Franklin Growth Fund, Advisor Class	443,829	16,395,038
[b]Franklin Growth Opportunities Fund, Advisor Class	1,279,394	22,453,362
Franklin MicroCap Value Fund, Advisor Class	618,218	16,796,995
Franklin Natural Resources Fund, Advisor Class	509,047	14,986,336
Franklin Utilities Fund, Advisor Class	1,089,855	11,279,995
Mutual Shares Fund, Class Z	3,922,688	71,902,863
		239,187,393
Domestic Fixed Income 26.9%
Franklin Total Return Fund, Advisor Class	9,324,786	92,595,121
Franklin U.S. Government Securities Fund, Advisor Class	22,089,611	151,313,838
		243,908,959
Foreign Equity 11.7%
Franklin Gold and Precious Metals Fund, Advisor Class	445,256	19,907,378
Franklin International Small Cap Growth Fund, Advisor Class	943,344	12,876,642
Mutual European Fund, Class Z	1,668,616	32,888,421
Templeton China World Fund, Advisor Class	482,802	15,608,979
Templeton Foreign Fund, Advisor Class	4,415,013	24,944,821
		106,226,241
Foreign Fixed Income 15.3%
Franklin Templeton Emerging Market Debt Opportunities Fund	1,086,764	12,649,934
Templeton Global Bond Fund, Advisor Class	9,757,886	125,681,572
		138,331,506
Total Investments in Underlying Funds before Short Term Investments
(Cost $680,197,266) 80.3%		727,654,099
Short Term Investments (Cost $177,197,274) 19.6%
Money Market Funds 19.6%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	177,197,274	177,197,274
Total Investments in Underlying Funds (Cost $857,394,540) 99.9%		904,851,373
Other Assets, less Liabilities 0.1%		661,455
Net Assets 100.0%		$905,512,828

aSee Note 6 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Moderate Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.93	$10.67	$14.35	$14.03	$13.14	$12.69
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.25	0.35	0.43	0.35	0.25
Net realized and unrealized gains (losses)	(0.24)	2.35	(3.31)	0.87	1.15	0.50
Total from investment operations	(0.17)	2.60	(2.96)	1.30	1.50	0.75
Less distributions from:
Net investment income	(0.07)	(0.24)	(0.35)	(0.43)	(0.38)	(0.30)
Net realized gains	—	(0.10)	(0.37)	(0.55)	(0.23)	—
Total distributions	(0.07)	(0.34)	(0.72)	(0.98)	(0.61)	(0.30)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.69	$12.93	$10.67	$14.35	$14.03	$13.14

Total return[f]	(1.36)%	24.68%	(21.22)%	9.40%	11.57%	5.94%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.51%	0.57%	0.68%	0.68%	0.70%	0.74%
Expenses net of waiver and payments by
affiliates[h]	0.50%	0.50%	0.52%	0.50%	0.50%	0.69%
Net investment income[c]	1.01%	2.19%	2.74%	2.92%	2.56%	1.93%

Supplemental data
Net assets, end of period (000’s)	$851,810	$755,399	$476,415	$491,451	$401,392	$316,754
Portfolio turnover rate	8.43%	13.71%	7.29%	10.29%	9.40%	10.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class B	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.88	$10.64	$14.31	$13.99	$13.10	$12.66
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.16	0.25	0.31	0.24	0.15
Net realized and unrealized gains (losses)	(0.24)	2.34	(3.30)	0.88	1.15	0.50
Total from investment operations	(0.22)	2.50	(3.05)	1.19	1.39	0.65
Less distributions from:
Net investment income	(0.02)	(0.16)	(0.25)	(0.32)	(0.27)	(0.21)
Net realized gains	—	(0.10)	(0.37)	(0.55)	(0.23)	—
Total distributions	(0.02)	(0.26)	(0.62)	(0.87)	(0.50)	(0.21)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.64	$12.88	$10.64	$14.31	$13.99	$13.10

Total return[f]	(1.73)%	23.65%	(21.80)%	8.61%	10.70%	5.18%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.26%	1.32%	1.43%	1.43%	1.45%	1.49%
Expenses net of waiver and payments by
affiliates[h]	1.25%	1.25%	1.27%	1.25%	1.25%	1.44%
Net investment income[c]	0.26%	1.44%	1.99%	2.17%	1.81%	1.18%

Supplemental data
Net assets, end of period (000’s)	$13,535	$14,448	$11,060	$12,445	$11,533	$10,170
Portfolio turnover rate	8.43%	13.71%	7.29%	10.29%	9.40%	10.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.68	$10.47	$14.11	$13.81	$12.94	$12.50
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.17	0.25	0.31	0.24	0.15
Net realized and unrealized gains (losses)	(0.25)	2.30	(3.26)	0.87	1.13	0.50
Total from investment operations	(0.23)	2.47	(3.01)	1.18	1.37	0.65
Less distributions from:
Net investment income	(0.02)	(0.16)	(0.26)	(0.33)	(0.27)	(0.21)
Net realized gains	—	(0.10)	(0.37)	(0.55)	(0.23)	—
Total distributions	(0.02)	(0.26)	(0.63)	(0.88)	(0.50)	(0.21)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.43	$12.68	$10.47	$14.11	$13.81	$12.94

Total return[f]	(1.81)%	23.82%	(21.87)%	8.61%	10.72%	5.25%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.26%	1.32%	1.43%	1.43%	1.45%	1.48%
Expenses net of waiver and payments by
affiliates[h]	1.25%	1.25%	1.27%	1.25%	1.25%	1.43%
Net investment income[c]	0.26%	1.44%	1.99%	2.17%	1.81%	1.19%

Supplemental data
Net assets, end of period (000’s)	$354,410	$303,794	$164,355	$160,563	$134,465	$112,294
Portfolio turnover rate	8.43%	13.71%	7.29%	10.29%	9.40%	10.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.89	$10.64	$14.32	$14.00	$13.11	$12.66
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.23	0.33	0.39	0.31	0.21
Net realized and unrealized gains (losses)	(0.24)	2.34	(3.32)	0.88	1.15	0.51
Total from investment operations	(0.19)	2.57	(2.99)	1.27	1.46	0.72
Less distributions from:
Net investment income	(0.05)	(0.22)	(0.32)	(0.40)	(0.34)	(0.27)
Net realized gains	—	(0.10)	(0.37)	(0.55)	(0.23)	—
Total distributions	(0.05)	(0.32)	(0.69)	(0.95)	(0.57)	(0.27)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$12.65	$12.89	$10.64	$14.32	$14.00	$13.11

Total return[f]	(1.48)%	24.37%	(21.45)%	9.16%	11.27%	5.73%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.76%	0.82%	0.93%	0.93%	0.95%	0.99%
Expenses net of waiver and payments by
affiliates[h]	0.75%	0.75%	0.77%	0.75%	0.75%	0.94%
Net investment income[c]	0.76%	1.94%	2.49%	2.67%	2.31%	1.68%

Supplemental data
Net assets, end of period (000’s)	$143,101	$101,575	$47,009	$40,102	$31,719	$30,403
Portfolio turnover rate	8.43%	13.71%	7.29%	10.29%	9.40%	10.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006	2005 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.93	$10.67	$14.35	$14.03	$13.15	$13.23
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.30	0.40	0.46	0.40	0.08
Net realized and unrealized gains (losses)	(0.24)	2.33	(3.33)	0.88	1.13	0.02
Total from investment operations	(0.16)	2.63	(2.93)	1.34	1.53	0.10
Less distributions from:
Net investment income	(0.08)	(0.27)	(0.38)	(0.47)	(0.42)	(0.18)
Net realized gains	—	(0.10)	(0.37)	(0.55)	(0.23)	—
Total distributions	(0.08)	(0.37)	(0.75)	(1.02)	(0.65)	(0.18)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$12.69	$12.93	$10.67	$14.35	$14.03	$13.15

Total return[g]	(1.25)%	24.97%	(21.02)%	9.66%	11.87%	0.68%

Ratios to average net assets[h]
Expenses before waiver and payments by
affiliates[i]	0.26%	0.32%	0.43%	0.43%	0.45%	0.49%
Expenses net of waiver and payments by
affiliates[i]	0.25%	0.25%	0.27%	0.25%	0.25%	0.44%
Net investment income[d]	1.26%	2.44%	2.99%	3.17%	2.81%	2.18%

Supplemental data
Net assets, end of period (000’s)	$27,360	$27,944	$11,489	$9,699	$7,071	$3,890
Portfolio turnover rate	8.43%	13.71%	7.29%	10.29%	9.40%	10.59%

aFor the period December 1, 2005 (effective date) to December 31, 2005. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eEffective September 1, 2008, the redemption fee was eliminated. fAmount rounds to less than $0.01 per share. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton Moderate Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 35.7%
[b]Franklin Flex Cap Growth Fund, Advisor Class	4,460,691	$172,673,356
Franklin Growth Fund, Advisor Class	966,459	35,700,977
[b]Franklin Growth Opportunities Fund, Advisor Class	2,826,768	49,609,774
Franklin MicroCap Value Fund, Advisor Class	1,291,819	35,098,731
Franklin Natural Resources Fund, Advisor Class	1,004,951	29,585,746
Franklin Utilities Fund, Advisor Class	2,510,577	25,984,469
Mutual Shares Fund, Class Z	8,085,979	148,216,001
		496,869,054
Domestic Fixed Income 25.0%
Franklin Total Return Fund, Advisor Class	13,018,841	129,277,087
Franklin U.S. Government Securities Fund, Advisor Class	31,820,758	217,972,190
		347,249,277
Foreign Equity 15.7%
Franklin Gold and Precious Metals Fund, Advisor Class	925,241	41,367,526
Franklin International Small Cap Growth Fund, Advisor Class	1,937,169	26,442,360
Mutual European Fund, Class Z	3,527,472	69,526,470
Templeton China World Fund, Advisor Class	982,524	31,764,995
Templeton Foreign Fund, Advisor Class	8,717,557	49,254,195
		218,355,546
Foreign Fixed Income 14.1%
Franklin Templeton Emerging Market Debt Opportunities Fund	1,562,578	18,188,407
Templeton Global Bond Fund, Advisor Class	13,793,225	177,656,734
		195,845,141
Total Investments in Underlying Funds before Short Term Investments
(Cost $1,170,764,706) 90.5%		1,258,319,018
Short Term Investments (Cost $130,702,219) 9.4%
Money Market Funds 9.4%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	130,702,219	130,702,219
Total Investments in Underlying Funds (Cost $1,301,466,925) 99.9%		1,389,021,237
Other Assets, less Liabilities 0.1%		1,194,806
Net Assets 100.0%		$1,390,216,043

aSee Note 6 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Growth Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.51	$10.48	$16.17	$15.63	$14.10	$13.17
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.20	0.19	0.32	0.24	0.14
Net realized and unrealized gains (losses)	(0.52)	3.04	(5.00)	1.31	1.73	0.96
Total from investment operations	(0.51)	3.24	(4.81)	1.63	1.97	1.10
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.21)	(0.22)	(0.32)	(0.32)	(0.17)
Net realized gains	—	—[d]	(0.66)	(0.77)	(0.12)	—
Total distributions	—[d]	(0.21)	(0.88)	(1.09)	(0.44)	(0.17)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$13.00	$13.51	$10.48	$16.17	$15.63	$14.10

Total return[f]	(3.74)%	31.08%	(30.75)%	10.58%	13.90%	8.47%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.55%	0.62%	0.76%	0.74%	0.75%	0.79%
Expenses net of waiver and payments by
affiliates[h]	0.50%	0.50%	0.51%	0.50%	0.50%	0.72%
Net investment income[c]	0.21%	1.72%	1.43%	1.93%	1.59%	1.07%

Supplemental data
Net assets, end of period (000’s)	$402,006	$398,288	$283,111	$394,689	$319,521	$230,686
Portfolio turnover rate	11.79%	16.55%	8.87%	10.36%	9.31%	10.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dAmount rounds to less than $0.01 per share. eEffective September 1, 2008, the redemption fee was eliminated. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class B	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.28	$10.32	$15.91	$15.45	$13.97	$13.09
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.04)	0.11	0.09	0.17	0.12	0.04
Net realized and unrealized gains (losses)	(0.51)	2.98	(4.90)	1.31	1.72	0.96
Total from investment operations	(0.55)	3.09	(4.81)	1.48	1.84	1.00
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.13)	(0.12)	(0.25)	(0.24)	(0.12)
Net realized gains	—	—[d]	(0.66)	(0.77)	(0.12)	—
Total distributions	—[d]	(0.13)	(0.78)	(1.02)	(0.36)	(0.12)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.73	$13.28	$10.32	$15.91	$15.45	$13.97

Total return[f]	(4.11)%	30.05%	(31.24)%	9.76%	13.06%	7.63%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.29%	1.36%	1.51%	1.49%	1.50%	1.54%
Expenses net of waiver and payments by
affiliates[h]	1.24%	1.24%	1.26%	1.25%	1.25%	1.47%
Net investment income (loss)[c]	(0.53)%	0.98%	0.68%	1.18%	0.84%	0.32%

Supplemental data
Net assets, end of period (000’s)	$6,899	$8,271	$6,261	$8,292	$8,195	$6,468
Portfolio turnover rate	11.79%	16.55%	8.87%	10.36%	9.31%	10.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dAmount rounds to less than $0.01 per share. eEffective September 1, 2008, the redemption fee was eliminated. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the period ended June 30, 2010.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.28	$10.31	$15.90	$15.44	$13.97	$13.09
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.04)	0.11	0.09	0.19	0.13	0.04
Net realized and unrealized gains (losses)	(0.51)	2.99	(4.90)	1.29	1.70	0.96
Total from investment operations	(0.55)	3.10	(4.81)	1.48	1.83	1.00
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.13)	(0.12)	(0.25)	(0.24)	(0.12)
Net realized gains	—	—[d]	(0.66)	(0.77)	(0.12)	—
Total distributions	—[d]	(0.13)	(0.78)	(1.02)	(0.36)	(0.12)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.73	$13.28	$10.31	$15.90	$15.44	$13.97

Total return[f]	(4.11)%	30.19%	(31.26)%	9.72%	13.08%	7.63%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.30%	1.37%	1.51%	1.49%	1.50%	1.54%
Expenses net of waiver and payments by
affiliates[h]	1.25%	1.25%	1.26%	1.25%	1.25%	0.47%
Net investment income (loss)[c]	(0.54)%	0.97%	0.68%	1.18%	0.84%	0.32%

Supplemental data
Net assets, end of period (000’s)	$156,483	$153,267	$106,379	$145,218	$122,156	$88,986
Portfolio turnover rate	11.79%	16.55%	8.87%	10.36%	9.31%	10.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dAmount rounds to less than $0.01 per share. eEffective September 1, 2008, the redemption fee was eliminated. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.38	$10.38	$16.02	$15.52	$14.02	$13.11
Income from investment operations[a]:
Net investment income (loss)[b,c]	( — )[d]	0.19	0.17	0.29	0.20	0.11
Net realized and unrealized gains (losses)	(0.53)	3.00	(4.96)	1.28	1.71	0.95
Total from investment operations	(0.53)	3.19	(4.79)	1.57	1.91	1.06
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.19)	(0.19)	(0.30)	(0.29)	(0.15)
Net realized gains	—	—[d]	(0.66)	(0.77)	(0.12)	—
Total distributions	—[d]	(0.19)	(0.85)	(1.07)	(0.41)	(0.15)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$12.85	$13.38	$10.38	$16.02	$15.52	$14.02

Total return[f]	(3.93)%	30.87%	(30.92)%	10.31%	13.65%	8.10%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.80%	0.87%	1.01%	0.99%	1.00%	1.04%
Expenses net of waiver and payments by
affiliates[h]	0.75%	0.75%	0.76%	0.75%	0.75%	0.97%
Net investment income (loss)[c]	(0.04)%	1.47%	1.18%	1.68%	1.34%	0.82%

Supplemental data
Net assets, end of period (000’s)	$88,149	$68,599	$35,485	$36,757	$26,215	$19,461
Portfolio turnover rate	11.79%	16.55%	8.87%	10.36%	9.31%	10.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dAmount rounds to less than $0.01 per share. eEffective September 1, 2008, the redemption fee was eliminated. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the period ended June 30, 2010.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006	2005 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.53	$10.49	$16.19	$15.64	$14.10	$14.18
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.24	0.27	0.38	0.29	0.11
Net realized and unrealized gains (losses)	(0.53)	3.04	(5.06)	1.29	1.72	(0.03)
Total from investment operations	(0.50)	3.28	(4.79)	1.67	2.01	0.08
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[e]	(0.24)	(0.25)	(0.35)	(0.35)	(0.16)
Net realized gains	—	—[e]	(0.66)	(0.77)	(0.12)	—
Total distributions	—[e]	(0.24)	(0.91)	(1.12)	(0.47)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$13.03	$13.53	$10.49	$16.19	$15.64	$14.10

Total return[g]	(3.66)%	31.43%	(30.56)%	10.80%	14.26%	0.54%

Ratios to average net assets[h]
Expenses before waiver and payments by
affiliates[i]	0.30%	0.37%	0.51%	0.49%	0.50%	0.54%
Expenses net of waiver and payments by
affiliates[i]	0.25%	0.25%	0.26%	0.25%	0.25%	0.47%
Net investment income[d]	0.46%	1.97%	1.68%	2.18%	1.84%	1.32%

Supplemental data
Net assets, end of period (000’s)	$19,291	$18,994	$11,059	$9,917	$5,593	$3,320
Portfolio turnover rate	11.79%	16.55%	8.87%	10.36%	9.31%	10.50%

aFor the period December 1, 2005 (effective date) to December 31, 2005. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton Growth Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 54.6%
[b]Franklin Flex Cap Growth Fund, Advisor Class	3,297,990	$127,665,187
Franklin Growth Fund, Advisor Class	704,927	26,040,017
[b]Franklin Growth Opportunities Fund, Advisor Class	2,039,785	35,798,234
Franklin MicroCap Value Fund, Advisor Class	951,740	25,858,766
Franklin Natural Resources Fund, Advisor Class	773,550	22,773,317
Franklin Utilities Fund, Advisor Class	1,711,201	17,710,926
Mutual Shares Fund, Class Z	6,073,265	111,322,954
		367,169,401
Domestic Fixed Income 10.9%
Franklin Total Return Fund, Advisor Class	2,692,960	26,741,090
Franklin U.S. Government Securities Fund, Advisor Class	6,752,665	46,255,756
		72,996,846
Foreign Equity 23.1%
Franklin Gold and Precious Metals Fund, Advisor Class	624,276	27,911,381
Franklin International Small Cap Growth Fund, Advisor Class	1,427,897	19,490,795
Mutual European Fund, Class Z	2,508,715	49,446,772
Templeton China World Fund, Advisor Class	707,937	22,887,607
Templeton Foreign Fund, Advisor Class	6,372,033	36,001,988
		155,738,543
Foreign Fixed Income 6.3%
Franklin Templeton Emerging Market Debt Opportunities Fund	363,168	4,227,274
Templeton Global Bond Fund, Advisor Class	2,969,691	38,249,615
		42,476,889
Total Investments in Underlying Funds before Short Term Investments
(Cost $600,940,114) 94.9%		638,381,679
Short Term Investments (Cost $34,350,154) 5.1%
Money Market Funds 5.1%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	34,350,154	34,350,154
Total Investments in Underlying Funds (Cost $635,290,268) 100.0%		672,731,833
Other Assets, less Liabilities 0.0%[d]		96,401
Net Assets 100.0%		$672,828,234

aSee Note 6 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.
dRounds to less than 0.1% of net assets.

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$857,394,540	$1,301,466,925	$635,290,268
Value	$904,851,373	$1,389,021,237	$672,731,833
Receivables:
Investment securities sold	7,224,337	15,427,804	11,417,109
Capital shares sold	3,065,963	5,094,069	1,914,560
Underlying Funds (Note 7)	74,776	132,357	96,565
Other assets	1,307	2,026	1,116
Total assets	915,217,756	1,409,677,493	686,161,183
Liabilities:
Payables:
Investment securities purchased	7,304,677	15,595,159	11,543,279
Capital shares redeemed	1,256,448	2,232,342	875,119
Affiliates	990,193	1,431,684	703,801
Accrued expenses and other liabilities	153,610	202,265	210,750
Total liabilities	9,704,928	19,461,450	13,332,949
Net assets, at value	$905,512,828	$1,390,216,043	$672,828,234
Net assets consist of:
Paid-in capital	$882,635,521	$1,349,132,182	$676,249,957
Undistributed net investment income (distributions in excess of net
investment income)	(45,489)	(45,586)	743
Net unrealized appreciation (depreciation)	47,456,833	87,554,312	37,441,565
Accumulated net realized gain (loss)	(24,534,037)	(46,424,865)	(40,864,031)
Net assets, at value	$905,512,828	$1,390,216,043	$672,828,234

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
June 30, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$503,110,428	$851,810,455	$402,006,148
Shares outstanding	39,976,408	67,139,383	30,930,504
Net asset value per share[a]	$12.59	$12.69	$13.00
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.36	$13.46	$13.79
Class B:
Net assets, at value	$8,036,605	$13,534,608	$6,898,774
Shares outstanding	640,544	1,070,562	542,057
Net asset value and maximum offering price per share[a]	$12.55	$12.64	$12.73
Class C:
Net assets, at value	$300,277,823	$354,410,400	$156,483,108
Shares outstanding	24,218,566	28,507,090	12,296,889
Net asset value and maximum offering price per share[a]	$12.40	$12.43	$12.73
Class R:
Net assets, at value	$82,637,477	$143,100,777	$88,149,176
Shares outstanding	6,586,409	11,313,007	6,857,561
Net asset value and maximum offering price per share	$12.55	$12.65	$12.85
Advisor Class:
Net assets, at value	$11,450,495	$27,359,803	$19,291,028
Shares outstanding	910,418	2,156,336	1,480,456
Net asset value and maximum offering price per share	$12.58	$12.69	$13.03

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the six months ended June 30, 2010 (unaudited)

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$7,136,107	$9,937,218	$2,412,987
Expenses:
Asset allocation fees (Note 3a)	902,875	1,519,883	817,495
Distribution fees: (Note 3c)
Class A	599,840	1,019,999	513,744
Class B	41,372	70,847	38,903
Class C	1,406,874	1,676,779	797,364
Class R	183,704	317,438	207,620
Transfer agent fees (Note 3e)	534,112	888,862	674,108
Reports to shareholders	30,126	49,811	31,563
Registration and filing fees	55,115	59,303	49,170
Professional fees	20,740	23,888	18,070
Trustees’ fees and expenses	5,062	7,647	4,330
Other	10,939	15,535	10,634
Expenses borne by Underlying Funds (Note 7)	(456,683)	(824,609)	(598,812)
Total expenses	3,334,076	4,825,383	2,564,189
Expenses waived/paid by affiliates (Note 3f)	(36,502)	(92,310)	(155,550)
Net expenses	3,297,574	4,733,073	2,408,639
Net investment income	3,838,533	5,204,145	4,348
Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds
(Note 6)	(2,327,678)	(3,729,199)	(4,626,815)
Net change in unrealized appreciation (depreciation) on investments in
Underlying Funds	(9,265,296)	(26,626,753)	(23,861,867)
Net realized and unrealized gain (loss)	(11,592,974)	(30,355,952)	(28,488,682)
Net increase (decrease) in net assets resulting from operations	$(7,754,441)	$(25,151,807)	$(28,484,334)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income	$3,838,533	$11,267,262	$5,204,145	$17,791,955
Net realized gain (loss) from Underlying
Funds	(2,327,678)	(19,660,887)	(3,729,199)	(39,635,542)
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	(9,265,296)	116,972,429	(26,626,753)	222,938,456
Net increase (decrease) in net assets
resulting from operations	(7,754,441)	108,578,804	(25,151,807)	201,094,869
Distributions to shareholders from:
Net investment income:
Class A	(2,893,198)	(7,508,736)	(4,251,332)	(12,955,129)
Class B	(18,005)	(99,752)	(18,681)	(169,874)
Class C	(729,833)	(2,891,086)	(589,634)	(3,474,528)
Class R	(375,355)	(859,679)	(534,066)	(1,463,437)
Advisor Class	(81,234)	(187,303)	(171,362)	(493,631)
Net realized gains:
Class A	—	(2,327,944)	—	(4,682,245)
Class B	—	(51,084)	—	(100,236)
Class C	—	(1,316,100)	—	(1,727,548)
Class R	—	(279,848)	—	(524,368)
Advisor Class	—	(40,108)	—	(135,129)
Total distributions to shareholders	(4,097,625)	(15,561,640)	(5,565,075)	(25,726,125)
Capital share transactions: (Note 2)
Class A	66,176,234	106,971,049	114,833,461	165,371,309
Class B	(471,346)	318,788	(651,114)	997,675
Class C	50,583,647	70,599,426	58,484,269	97,697,787
Class R	24,714,351	22,902,697	45,122,026	40,611,926
Advisor Class	961,483	5,126,951	(17,207)	12,786,593
Total capital share transactions	141,964,369	205,918,911	217,771,435	317,465,290
Net increase (decrease) in
net assets	130,112,303	298,936,075	187,054,553	492,834,034
Net assets:
Beginning of period	775,400,525	476,464,450	1,203,161,490	710,327,456
End of period	$905,512,828	$775,400,525	$1,390,216,043	$1,203,161,490
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(45,489)	$213,603	$(45,586)	$315,344

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Templeton
	Growth Allocation Fund
	Six Months Ended
	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income	$4,348	$7,845,749
Net realized gain (loss) from Underlying Funds	(4,626,815)	(33,482,021)
Net change in unrealized appreciation (depreciation) on investments in
Underlying Funds	(23,861,867)	168,675,705
Net increase (decrease) in net assets resulting from operations	(28,484,334)	143,039,433
Distributions to shareholders from:
Net investment income:
Class A	(148,275)	(6,002,040)
Class B	(2,938)	(79,879)
Class C	(58,857)	(1,424,386)
Class R	(30,029)	(893,237)
Advisor Class	(7,257)	(311,608)
Net realized gains:
Class A	—	(133,986)
Class B	—	(2,919)
Class C	—	(51,562)
Class R	—	(18,681)
Advisor Class	—	(5,668)
Total distributions to shareholders	(247,356)	(8,923,966)
Capital share transactions: (Note 2)
Class A	20,272,787	31,296,337
Class B	(1,078,126)	192,275
Class C	10,378,711	14,915,770
Class R	23,507,291	20,371,264
Advisor Class	1,061,471	4,233,458
Total capital share transactions	54,142,134	71,009,104
Net increase (decrease) in net assets	25,410,444	205,124,571
Net assets:
Beginning of period	647,417,790	442,293,219
End of period	$672,828,234	$647,417,790
Undistributed net investment income included in net assets:
End of period	$743	$243,751

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective May 1, 2010, the following name changes occurred:

Former Name

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

New Name

Franklin Templeton Conservative Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin Templeton Growth Allocation Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on

52 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)
a	tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 53

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2010
Shares sold	9,372,483	$120,842,043	15,368,101	$201,775,133
Shares issued in reinvestment of
distributions	207,457	2,679,889	312,173	4,100,153
Shares redeemed	(4,452,066)	(57,345,698)	(6,964,205)	(91,041,825)
Net increase (decrease)	5,127,874	$66,176,234	8,716,069	$114,833,461
Year ended December 31, 2009
Shares sold	17,172,635	$201,914,915	26,240,519	$307,600,865
Shares issued in reinvestment of
distributions	751,135	8,952,829	1,412,572	16,855,743
Shares redeemed	(8,976,351)	(103,896,695)	(13,873,127)	(159,085,299)
Net increase (decrease)	8,947,419	$106,971,049	13,779,964	$165,371,309
Class B Shares:
Six Months ended June 30, 2010
Shares sold	88,602	$1,139,684	118,410	$1,553,780
Shares issued in reinvestment of
distributions	1,210	15,606	1,336	17,522
Shares redeemed	(126,619)	(1,626,636)	(170,500)	(2,222,416)
Net increase (decrease)	(36,807)	$(471,346)	(50,754)	$(651,114)
Year ended December 31, 2009
Shares sold	267,360	$3,131,147	381,520	$4,393,323
Shares issued in reinvestment of
distributions	11,110	131,573	21,652	256,702
Shares redeemed	(257,949)	(2,943,932)	(321,593)	(3,652,350)
Net increase (decrease)	20,521	$318,788	81,579	$997,675
Class C Shares:
Six Months ended June 30, 2010
Shares sold	5,955,261	$75,496,286	6,982,395	$89,760,931
Shares issued in reinvestment of
distributions	50,281	640,242	41,804	538,810
Shares redeemed	(2,012,395)	(25,552,881)	(2,485,012)	(31,815,472)
Net increase (decrease)	3,993,147	$50,583,647	4,539,187	$58,484,269
Year ended December 31, 2009
Shares sold	10,203,701	$117,884,377	12,247,985	$141,937,134
Shares issued in reinvestment of
distributions	311,086	3,656,958	402,476	4,735,596
Shares redeemed	(4,475,784)	(50,941,909)	(4,374,031)	(48,974,943)
Net increase (decrease)	6,039,003	$70,599,426	8,276,430	$97,697,787

54 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2010
Shares sold	2,628,572	$33,826,828	4,538,969	$59,468,465
Shares issued in reinvestment of
distributions	27,594	355,290	39,579	517,896
Shares redeemed	(735,073)	(9,467,767)	(1,143,464)	(14,864,335)
Net increase (decrease)	1,921,093	$24,714,351	3,435,084	$45,122,026
Year ended December 31, 2009
Shares sold	3,189,920	$37,666,834	5,038,649	$58,878,618
Shares issued in reinvestment of
distributions	88,948	1,060,448	160,513	1,924,057
Shares redeemed	(1,319,654)	(15,824,585)	(1,737,405)	(20,190,749)
Net increase (decrease)	1,959,214	$22,902,697	3,461,757	$40,611,926
Advisor Class Shares:
Six Months ended June 30, 2010
Shares sold	243,770	$3,135,709	415,205	$5,452,656
Shares issued in reinvestment of
distributions	4,899	63,240	11,289	148,195
Shares redeemed	(174,103)	(2,237,466)	(431,442)	(5,618,058)
Net increase (decrease)	74,566	$961,483	(4,948)	$(17,207)
Year ended December 31, 2009
Shares sold	671,018	$7,795,493	1,356,321	$15,928,497
Shares issued in reinvestment of
distributions	15,518	184,528	45,310	540,649
Shares redeemed	(245,606)	(2,853,070)	(316,992)	(3,682,553)
Net increase (decrease)	440,930	$5,126,951	1,084,639	$12,786,593

			Franklin Templeton
			Growth Allocation Fund
			Shares	Amount
Class A Shares:
Six Months ended June 30, 2010
Shares sold			4,955,650	$67,893,672
Shares issued in reinvestment of distributions			10,261	143,650
Shares redeemed			(3,506,204)	(47,764,535)
Net increase (decrease)			1,459,707	$20,272,787
Year ended December 31, 2009
Shares sold			8,815,446	$104,177,953
Shares issued in reinvestment of distributions			461,206	5,925,832
Shares redeemed			(6,814,913)	(78,807,448)
Net increase (decrease)			2,461,739	$31,296,337

Semiannual Report | 55

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton
	Growth Allocation Fund
	Shares	Amount
Class B Shares:
Six Months ended June 30, 2010
Shares sold	28,330	$380,754
Shares issued in reinvestment of distributions	209	2,875
Shares redeemed	(109,071)	(1,461,755)
Net increase (decrease)	(80,532)	$(1,078,126)
Year ended December 31, 2009
Shares sold	125,137	$1,403,321
Shares issued in reinvestment of distributions	6,510	80,379
Shares redeemed	(115,777)	(1,291,425)
Net increase (decrease)	15,870	$192,275
Class C Shares:
Six Months ended June 30, 2010
Shares sold	2,007,100	$26,980,396
Shares issued in reinvestment of distributions	3,979	54,630
Shares redeemed	(1,254,030)	(16,656,315)
Net increase (decrease)	757,049	$10,378,711
Year ended December 31, 2009
Shares sold	3,264,850	$37,713,863
Shares issued in reinvestment of distributions	109,242	1,361,437
Shares redeemed	(2,148,668)	(24,159,530)
Net increase (decrease)	1,225,424	$14,915,770
Class R Shares:
Six Months ended June 30, 2010
Shares sold	2,425,081	$32,901,739
Shares issued in reinvestment of distributions	2,128	29,470
Shares redeemed	(695,591)	(9,423,918)
Net increase (decrease)	1,731,618	$23,507,291
Year ended December 31, 2009
Shares sold	2,751,299	$32,690,947
Shares issued in reinvestment of distributions	70,466	899,880
Shares redeemed	(1,113,624)	(13,219,563)
Net increase (decrease)	1,708,141	$20,371,264
Advisor Class Shares:
Six Months ended June 30, 2010
Shares sold	238,443	$3,270,410
Shares issued in reinvestment of distributions	464	6,506
Shares redeemed	(161,988)	(2,215,445)
Net increase (decrease)	76,919	$1,061,471
Year ended December 31, 2009
Shares sold	664,936	$7,875,082
Shares issued in reinvestment of distributions	23,381	301,931
Shares redeemed	(338,833)	(3,943,555)
Net increase (decrease)	349,484	$4,233,458

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Funds’ Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$381,125	$769,719	$237,235
Contingent deferred sales charges retained	$27,128	$42,619	$12,178

e. Transfer Agent Fees

For the period ended June 30, 2010, the Funds paid transfer agent fees as noted in the

Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Transfer agent fees	$274,004	$475,969	$353,466

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 0.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Capital loss carryforwards expiring in:
2017	$16,090,583	$29,854,100	$31,802,912

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$862,564,919	$1,311,920,454	$638,015,000

Unrealized appreciation	$50,651,724	$95,983,456	$57,895,194
Unrealized depreciation	(8,365,270)	(18,882,673)	(23,178,361)
Net unrealized appreciation (depreciation)	$42,286,454	$77,100,783	$34,716,833

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2010, were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Purchases	$165,852,224	$302,511,385	$125,304,932
Sales	$48,798,198	$100,256,811	$75,902,776

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds’ investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

Investments in Underlying Funds for the period ended June 30, 2010, were as follows:

										% of
										Underlying
			Number of			Number of				Fund Shares
			Shares Held			Shares	Value at		Realized	Outstanding
			at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
		Underlying Funds	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	of Period
		Franklin Templeton Conservative Allocation Fund
		Franklin Flex Cap Growth Fund,
		Advisor Class	2,009,530	195,916	—	2,205,446	$85,372,804	$—	$—	2.95%
		Franklin Gold and Precious Metals
		Fund, Advisor Class	404,391	40,865	—	445,256	19,907,378	—	—	0.69%
		Franklin Growth Fund,
		Advisor Class	—	443,829	—	443,829	16,395,038	—	—	0.51%
		Franklin Growth Opportunities
		Fund, Advisor Class	1,839,114	136,855	696,575	1,279,394	22,453,362	—	135,135	6.15%
		Franklin International Small Cap
		Growth Fund, Advisor Class	—	943,344	—	943,344	12,876,642	—	—	4.84%
		Franklin MicroCap Value Fund,
		Advisor Class	575,855	42,363	—	618,218	16,796,995	—	—	5.07%
		Franklin Natural Resources Fund,
		Advisor Class	461,977	47,070	—	509,047	14,986,336	—	—	1.84%
		Franklin Small Cap Growth Fund,
		Advisor Class	1,599,055	153,869	1,752,924	—	—[a]	—	5,485,440	—
		Franklin Templeton Emerging
		Market Debt Opportunities
		Fund	1,096,744	123,728	133,708	1,086,764	12,649,934	—	59,825	7.76%
		Franklin Total Return Fund,
		Advisor Class	8,148,576	1,390,924	214,714	9,324,786	92,595,121	1,943,328	(79,288)	3.19%
		Franklin U.S. Government Securities
		Fund, Advisor Class	14,886,390	7,203,221	—	22,089,611	151,313,838	2,397,763	—	1.47%
		Franklin Utilities Fund,
		Advisor Class	973,080	116,775	—	1,089,855	11,279,995	228,883	—	0.51%
		Institutional Fiduciary Trust
		Money Market Portfolio	152,256,461	129,012,071	104,071,258	177,197,274	177,197,274	—	—	2.62%
		Mutual European Fund, Class Z	1,720,522	167,224	219,130	1,668,616	32,888,421	—	(1,132,907)	1.79%
		Mutual Shares Fund, Class Z	2,965,617	957,071	—	3,922,688	71,902,863	—	—	0.51%
		Templeton China World Fund,
		Advisor Class	486,823	47,006	51,027	482,802	15,608,979	—	(114,020)	1.70%
		Templeton Foreign Fund,
		Advisor Class	5,125,112	779,866	1,489,965	4,415,013	24,944,821	—	(6,681,863)	0.49%
		Templeton Global Bond Fund,
		Advisor Class	7,774,593	1,983,293	—	9,757,886	125,681,572	2,566,133	—	0.36%
		Total					$904,851,373	$7,136,107	$(2,327,678)
		Franklin Templeton Moderate Allocation Fund
		Franklin Flex Cap Growth Fund,
		Advisor Class	4,133,387	327,304	—	4,460,691	$172,673,356	$—	$—	5.98%
		Franklin Gold and Precious Metals
		Fund, Advisor Class	854,370	70,871	—	925,241	41,367,526	—	—	1.44%
		Franklin Growth Fund,
		Advisor Class	—	966,459	—	966,459	35,700,977	—	—	1.10%

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton Moderate Allocation Fund (continued)
Franklin Growth Opportunities
Fund, Advisor Class	4,097,021	268,728	1,538,981	2,826,768	$49,609,774	$—	$689,688	13.59%
Franklin International Small Cap
Growth Fund, Advisor Class	—	1,937,169	—	1,937,169	26,442,360	—	—	9.94%
Franklin MicroCap Value Fund,
Advisor Class	1,212,279	79,540	—	1,291,819	35,098,731	—	—	10.59%
Franklin Natural Resources Fund,
Advisor Class	928,539	76,412	—	1,004,951	29,585,746	—	—	3.64%
Franklin Small Cap Growth Fund,
Advisor Class	3,346,288	266,271	3,612,559	—	—[a]	—	10,450,540	—
Franklin Templeton Emerging
Market Debt Opportunities
Fund	1,471,971	200,058	109,451	1,562,578	18,188,407	—	40,665	11.15%
Franklin Total Return Fund,
Advisor Class	10,766,015	2,682,939	430,113	13,018,841	129,277,087	2,606,519	(163,993)	4.46%
Franklin U.S. Government Securities
Fund, Advisor Class	20,075,360	11,745,398	—	31,820,758	217,972,190	3,303,198	—	2.11%
Franklin Utilities Fund,
Advisor Class	2,277,761	232,816	—	2,510,577	25,984,469	529,534	—	1.17%
Institutional Fiduciary Trust
Money Market Portfolio	116,690,476	196,672,629	182,660,886	130,702,219	130,702,219	—	—	1.94%
Mutual European Fund, Class Z	3,691,504	291,430	455,462	3,527,472	69,526,470	—	(1,953,156)	3.78%
Mutual Shares Fund, Class Z	6,221,784	1,864,195	—	8,085,979	148,216,001	—	—	1.04%
Templeton China World Fund,
Advisor Class	1,007,126	80,248	104,850	982,524	31,764,995	—	(26,112)	3.46%
Templeton Foreign Fund,
Advisor Class	10,368,964	1,389,631	3,041,038	8,717,557	49,254,195	—	(12,766,831)	0.98%
Templeton Global Bond Fund,
Advisor Class	10,313,694	3,479,531	—	13,793,225	177,656,734	3,497,967	—	0.51%
Total					$1,389,021,237	$9,937,218	$(3,729,199)
Franklin Templeton Growth Allocation Fund
Franklin Flex Cap Growth Fund,
Advisor Class	3,119,847	178,143	—	3,297,990	$127,665,187	$—	$—	4.42%
Franklin Gold and Precious Metals
Fund, Advisor Class	710,067	39,447	125,238	624,276	27,911,381	—	609,550	0.97%
Franklin Growth Fund,
Advisor Class	—	704,927	—	704,927	26,040,017	—	—	0.80%
Franklin Growth Opportunities
Fund, Advisor Class	2,979,100	171,228	1,110,543	2,039,785	35,798,234	—	891,310	9.81%
Franklin International Small Cap
Growth Fund, Advisor Class	—	1,427,897	—	1,427,897	19,490,795	—	—	7.33%
Franklin MicroCap Value Fund,
Advisor Class	900,508	51,232	—	951,740	25,858,766	—	—	7.80%

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton Growth Allocation Fund (continued)
Franklin Natural Resources Fund,
Advisor Class	731,516	42,034	—	773,550	$22,773,317	$—	$—	2.80%
Franklin Small Cap Growth Fund,
Advisor Class	2,534,271	143,838	2,678,109	—	—[a]	—	7,042,744	—
Franklin Templeton Emerging
Market Debt Opportunities
Fund	363,113	11,122	11,067	363,168	4,227,274	—	4,617	2.59%
Franklin Total Return Fund,
Advisor Class	2,537,365	277,089	121,494	2,692,960	26,741,090	685,304	(20,743)	0.92%
Franklin U.S. Government Securities
Fund, Advisor Class	4,489,641	2,263,024	—	6,752,665	46,255,756	585,109	—	0.45%
Franklin Utilities Fund,
Advisor Class	1,585,356	125,845	—	1,711,201	17,710,926	366,435	—	0.80%
Institutional Fiduciary Trust
Money Market Portfolio	31,270,842	63,390,862	60,311,550	34,350,154	34,350,154	—	—	0.51%
Mutual European Fund, Class Z	2,697,277	153,307	341,869	2,508,715	49,446,772	—	(1,561,550)	2.69%
Mutual Shares Fund, Class Z	4,787,405	1,285,860	—	6,073,265	111,322,954	—	—	0.78%
Templeton China World Fund,
Advisor Class	743,060	43,009	78,132	707,937	22,887,607	—	32,230	2.49%
Templeton Foreign Fund,
Advisor Class	7,739,305	853,388	2,220,660	6,372,033	36,001,988	—	(11,624,973)	0.71%
Templeton Global Bond Fund,
Advisor Class	2,415,480	554,211	—	2,969,691	38,249,615	776,139	—	0.11%
Total					$672,731,833	$2,412,987	$(4,626,815)

[a]As of June 30 2010, no longer held by the fund.

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses allocated during the period ended June 30, 2010 is noted in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2010, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Funds’ investments in Underlying Funds carried at fair value were in Level 1. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds. The Board also noted management’s efforts to minimize any negative impact on the nature and quality of services provided the Funds arising from Franklin Templeton Investments’ implementation of a hiring freeze and employee reductions in response to market conditions during the latter part of 2008 and early 2009.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended June 30, 2010, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Templeton Conservative Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed that the Fund’s income return for the one-year period was in the second-lowest quintile of its performance universe and on an annualized basis was also in the second-lowest quintile of such universe for the previous three- and 10-year periods, and in the middle quintile of such universe for the previous five-year period. The Lipper report, however, showed the Fund’s total return for the one-year period to be in the upper half of such performance universe, and to be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

Franklin Templeton Growth Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period, as well as the previous 10-year period on an annualized basis to be in the middle quintile of such universe, and to be in the second-lowest quintile of such universe for the previous three- and five-year periods on an annualized basis. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of its performance universe, and to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

Franklin Templeton Moderate Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the lowest quintile of this universe and to be in the middle quintile of such universe on an annualized basis for each of the previous three-, five- and 10-year periods. The Lipper report, however, showed the Fund’s total return for the one-year period to be in the second-highest quin-tile of such performance universe and in each of the previous three-, five- and 10-year periods on an annualized basis to be in the highest quintile of such performance universe. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

66 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each of the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. The Lipper reports for Franklin Templeton Moderate Allocation Fund, Franklin Templeton Conservative Allocation Fund, and Franklin Templeton Growth Allocation Fund showed in each case that the contractual management fee rates were at or above the median of its respective Lipper expense group, that the ratio of expenses charged directly to such Fund was above the median of its respective Lipper expense group, and that the actual total expense ratio (including underlying fund expenses), was in the most expensive or second most expensive quintile of its respective Lipper expense group. The actual total expense ratios (including underlying fund expenses) of Franklin Templeton Moderate Allocation Fund, Franklin Templeton Conservative Allocation Fund, and Franklin Templeton Growth Allocation Fund, however, were within six-and-a-half basis points, four basis points, and four-and-a-half basis points, respectively, of the median actual total expense ratios for their particular Lipper expense groups. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting in each case that they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2009, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted

Semiannual Report | 67

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

68 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 69

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Semiannual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

FAS S 08/10

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time home-buyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.1 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some U.S. economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis.

The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, economic indicators were mixed. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. In the spring of 2010, a debt crisis affecting several

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

European countries had the potential to stifle the fragile recovery. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

As investor confidence rose amid encouraging economic data early in the period, global equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. and global economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

The foregoing information reflects our analysis and opinions as of June 30, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Semiannual Report

Franklin Templeton Corefolio Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*

Franklin Templeton Corefolio Allocation Fund Based on Total Investments as of 6/30/10

Domestic Equity

74.9%

Foreign Equity

25.0%

Short-Term Investments

0.1%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2010.

Performance Overview

Franklin Templeton Corefolio Allocation Fund – Class A had a -6.95% cumulative total return for the six months under review. In comparison with its benchmarks, the Fund performed better than the -9.56% total return of the Morgan Stanley Capital International (MSCI) World Index and performed comparably to the Standard & Poor’s 500 Index’s (S&P 500’s) -6.65% total return.1 You can find other performance data in the Performance Summary beginning on page 7.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 24.

Semiannual Report | 5

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review Franklin Growth Fund – Advisor Class and Mutual Shares Fund – Class Z performed better than the S&P 500, while Franklin Flex Cap Growth Fund – Advisor Class underperformed. Templeton Growth Fund – Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Vice President of Franklin Advisers, Inc.

Franklin Templeton Corefolio Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 6/30/10

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCOX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.79	$10.29	$11.08
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0217
Class B (Symbol: FBCOX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.83	$10.21	$11.04
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0217
Class C (Symbol: FTCLX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.82	$10.17	$10.99
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0217
Class R (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.81	$10.27	$11.08
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0217
Advisor Class (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.78	$10.31	$11.09
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0217

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-6.95%	+	16.17%		-0.07%	+	22.41%
Average Annual Total Return[3]	-12.33%	+	9.45%		-1.19%	+	2.10%
Value of $10,000 Investment[4]	$8,767		$10,945		$9,418		$11,537
Total Annual Operating Expenses[5]
Without Waiver			1.33%
With Waiver			1.19%
Class B	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-7.34%	+	15.30%		-3.47%	+	16.68%
Average Annual Total Return[3]	-11.03%	+	11.30%		-1.06%	+	2.27%
Value of $10,000 Investment[4]	$8,897		$11,130		$9,480		$11,668
Total Annual Operating Expenses[5]
Without Waiver			2.05%
With Waiver			1.91%
Class C	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-7.28%	+	15.27%		-3.47%	+	16.67%
Average Annual Total Return[3]	-8.20%	+	14.27%		-0.70%	+	2.27%
Value of $10,000 Investment[4]	$9,180		$11,427		$9,653		$11,667
Total Annual Operating Expenses[5]
Without Waiver			2.05%
With Waiver			1.91%
Class R	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-7.13%	+	15.85%		-1.10%	+	20.79%
Average Annual Total Return[3]	-7.13%	+	15.85%		-0.22%	+	2.78%
Value of $10,000 Investment[4]	$9,287		$11,585		$9,890		$12,079
Total Annual Operating Expenses[5]
Without Waiver			1.56%
With Waiver			1.42%
Advisor Class	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-6.85%	+	16.40%	+	1.36%	+	24.80%
Average Annual Total Return[3]	-6.85%	+	16.40%	+	0.27%	+	3.27%
Value of $10,000 Investment[4]	$9,315		$11,640		$10,136		$12,480
Total Annual Operating Expenses[5]
Without Waiver			1.06%
With Waiver			0.92%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/11.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds is subject to those same risks. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Foreign investing carries additional risks such as currency and market volatility, and political or social instability. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the market’s most volatile sectors, involves special considerations. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$930.50	$1.87	$5.70
Hypothetical
(5% return before expenses)	$1,000	$1,022.86	$1.96	$5.96
Class B
Actual	$1,000	$926.60	$5.30	$9.12
Hypothetical
(5% return before expenses)	$1,000	$1,019.29	$5.56	$9.54
Class C
Actual	$1,000	$927.20	$5.30	$9.13
Hypothetical
(5% return before expenses)	$1,000	$1,019.29	$5.56	$9.54
Class R
Actual	$1,000	$928.70	$2.92	$6.74
Hypothetical
(5% return before expenses)	$1,000	$1,021.77	$3.06	$7.05
Advisor Class
Actual	$1,000	$931.50	$0.53	$4.36
Hypothetical
(5% return before expenses)	$1,000	$1,024.25	$0.55	$4.56

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.39%; B: 1.11%; C: 1.11%; R: 0.61%; and Advisor: 0.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.19%; B: 1.91%; C: 1.91%; R: 1.41%; and Advisor: 0.91%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

Semiannual Report | 11

12 | Semiannual Report

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Advisor Class and Mutual Shares Fund – Class Z performed better than the S&P 500. Templeton Growth Fund – Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Vice President of Franklin Advisers, Inc.

Franklin Templeton Founding Funds Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 13

Performance Summary as of 6/30/10

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFALX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.72	$9.10	$9.82
Distributions (1/1/10–6/30/10)
Dividend Income	$0.1570
Class B (Symbol: FFABX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.72	$9.11	$9.83
Distributions (1/1/10–6/30/10)
Dividend Income	$0.1189
Class C (Symbol: FFACX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.72	$8.98	$9.70
Distributions (1/1/10–6/30/10)
Dividend Income	$0.1203
Class R (Symbol: FFARX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.73	$9.11	$9.84
Distributions (1/1/10–6/30/10)
Dividend Income	$0.1442
Advisor Class (Symbol: FFAAX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.72	$9.15	$9.87
Distributions (1/1/10–6/30/10)
Dividend Income	$0.1696

14 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-5.78%	+	14.77%		-0.74%	+	27.64%
Average Annual Total Return[3]	-11.20%	+	8.19%		-1.32%	+	2.72%
Value of $10,000 Investment[4]	$8,880		$10,819		$9,357		$12,030
Total Annual Operating Expenses[5]
Without Waiver			1.19%
With Waiver			1.11%
Class B	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-6.15%	+	13.88%		-4.12%	+	21.84%
Average Annual Total Return[3]	-9.86%	+	9.88%		-1.15%	+	2.91%
Value of $10,000 Investment[4]	$9,014		$10,988		$9,439		$12,184
Total Annual Operating Expenses[5]
Without Waiver			1.94%
With Waiver			1.86%
Class C	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-6.22%	+	13.83%		-4.03%	+	21.85%
Average Annual Total Return[3]	-7.14%	+	12.83%		-0.82%	+	2.92%
Value of $10,000 Investment[4]	$9,286		$11,283		$9,597		$12,185
Total Annual Operating Expenses[5]
Without Waiver			1.94%
With Waiver			1.86%
Class R	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-5.99%	+	14.46%		-1.76%	+	26.17%
Average Annual Total Return[3]	-5.99%	+	14.46%		-0.35%	+	3.44%
Value of $10,000 Investment[4]	$9,401		$11,446		$9,824		$12,617
Total Annual Operating Expenses[5]
Without Waiver			1.44%
With Waiver			1.36%
Advisor Class	6-Month		1-Year		5-Year		Inception (8/15/03)
Cumulative Total Return[2]	-5.62%	+	15.12%	+	0.91%	+	30.57%
Average Annual Total Return[3]	-5.62%	+	15.12%	+	0.18%	+	3.96%
Value of $10,000 Investment[4]	$9,438		$11,512		$10,091		$13,057
Total Annual Operating Expenses[5]
Without Waiver			0.94%
With Waiver			0.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 15

Performance Summary (continued)

Endnotes

Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stocks have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing, especially in developing countries, carries additional risks such as currency and market volatility, and political or social instability. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 17

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$942.20	$1.69	$5.25
Hypothetical
(5% return before expenses)	$1,000	$1,023.06	$1.76	$5.46
Class B
Actual	$1,000	$938.50	$5.29	$8.84
Hypothetical
(5% return before expenses)	$1,000	$1,019.34	$5.51	$9.20
Class C
Actual	$1,000	$937.80	$5.29	$8.84
Hypothetical
(5% return before expenses)	$1,000	$1,019.34	$5.51	$9.20
Class R
Actual	$1,000	$940.10	$2.89	$6.45
Hypothetical
(5% return before expenses)	$1,000	$1,021.82	$3.01	$6.71
Advisor Class
Actual	$1,000	$943.80	$0.48	$4.05
Hypothetical
(5% return before expenses)	$1,000	$1,024.30	$0.50	$4.21

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; B: 1.10%; C: 1.10%; R: 0.60%; and Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.09%; B: 1.84%; C: 1.84%; R: 1.34%; and Advisor: 0.84%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

18 | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Corefolio Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.08	$8.46	$14.22	$14.09	$12.71	$12.20
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.02)	0.12	0.12	0.15	0.11	0.09
Net realized and unrealized gains (losses)	(0.75)	2.64	(5.46)	0.57	1.81	0.71
Total from investment operations	(0.77)	2.76	(5.34)	0.72	1.92	0.80
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.02)	(0.14)	(0.13)	(0.17)	(0.16)	(0.10)
Net realized gains	—	—	(0.29)	(0.42)	(0.38)	(0.19)
Total distributions	(0.02)	(0.14)	(0.42)	(0.59)	(0.54)	(0.29)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.29	$11.08	$8.46	$14.22	$14.09	$12.71

Total return[f]	(6.95)%	32.74%	(38.13)%	5.20%	15.25%	6.63%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.48%	0.51%	0.62%	0.64%	0.65%	0.66%
Expenses net of waiver and payments by
affiliates[h]	0.39%	0.38%	0.48%	0.50%	0.50%	0.58%
Net investment income (loss)[c]	(0.39)%	1.31%	1.01%	0.99%	0.82%	0.72%

Supplemental data
Net assets, end of period (000’s)	$423,658	$319,688	$278,539	$497,314	$458,460	$353,016
Portfolio turnover rate	23.14%	2.01%	3.20%	1.72%	1.66%	2.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class B	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.04	$8.44	$14.12	$13.99	$12.62	$12.12
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.06)	0.05	0.03	0.05	0.01	0.01
Net realized and unrealized gains (losses)	(0.75)	2.62	(5.38)	0.57	1.81	0.70
Total from investment operations	(0.81)	2.67	(5.35)	0.62	1.82	0.71
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.02)	(0.07)	(0.04)	(0.07)	(0.07)	(0.02)
Net realized gains	—	—	(0.29)	(0.42)	(0.38)	(0.19)
Total distributions	(0.02)	(0.07)	(0.33)	(0.49)	(0.45)	(0.21)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.21	$11.04	$8.44	$14.12	$13.99	$12.62

Total return[f]	(7.34)%	31.73%	(38.53)%	4.49%	14.55%	5.89%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.20%	1.23%	1.32%	1.31%	1.30%	1.31%
Expenses net of waiver and payments by
affiliates[h]	1.11%	1.10%	1.18%	1.16%	1.15%	1.23%
Net investment income (loss)[c]	(1.11)%	0.59%	0.31%	0.32%	0.17%	0.07%

Supplemental data
Net assets, end of period (000’s)	$32,275	$39,093	$35,616	$72,530	$76,408	$71,496
Portfolio turnover rate	23.14%	2.01%	3.20%	1.72%	1.66%	2.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2010.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.99	$8.40	$14.08	$13.96	$12.61	$12.11
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.06)	0.05	0.03	0.05	0.02	0.01
Net realized and unrealized gains (losses)	(0.74)	2.61	(5.37)	0.57	1.79	0.71
Total from investment operations	(0.80)	2.66	(5.34)	0.62	1.81	0.72
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.02)	(0.07)	(0.05)	(0.08)	(0.08)	(0.03)
Net realized gains	—	—	(0.29)	(0.42)	(0.38)	(0.19)
Total distributions	(0.02)	(0.07)	(0.34)	(0.50)	(0.46)	(0.22)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.17	$10.99	$8.40	$14.08	$13.96	$12.61

Total return[f]	(7.28)%	31.80%	(38.58)%	4.50%	14.48%	6.02%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.20%	1.23%	1.31%	1.30%	1.29%	1.29%
Expenses net of waiver and payments by
affiliates[h]	1.11%	1.10%	1.17%	1.16%	1.14%	1.21%
Net investment income (loss)[c]	(1.11)%	0.59%	0.32%	0.33%	0.18%	0.09%

Supplemental data
Net assets, end of period (000’s)	$143,748	$113,040	$99,663	$181,951	$166,688	$132,459
Portfolio turnover rate	23.14%	2.01%	3.20%	1.72%	1.66%	2.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.08	$8.46	$14.20	$14.07	$12.69	$12.18
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.03)	0.11	0.08	0.12	0.09	0.05
Net realized and unrealized gains (losses)	(0.76)	2.63	(5.43)	0.57	1.81	0.73
Total from investment operations	(0.79)	2.74	(5.35)	0.69	1.90	0.78
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.02)	(0.12)	(0.10)	(0.14)	(0.14)	(0.08)
Net realized gains	—	—	(0.29)	(0.42)	(0.38)	(0.19)
Total distributions	(0.02)	(0.12)	(0.39)	(0.56)	(0.52)	(0.27)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.27	$11.08	$8.46	$14.20	$14.07	$12.69

Total return[f]	(7.13)%	32.49%	(38.28)%	5.02%	15.10%	6.43%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.70%	0.74%	0.82%	0.81%	0.80%	0.81%
Expenses net of waiver and payments by
affiliates[h]	0.61%	0.61%	0.68%	0.66%	0.65%	0.73%
Net investment income (loss)[c]	(0.61)%	1.08%	0.81%	0.82%	0.67%	0.57%

Supplemental data
Net assets, end of period (000’s)	$1,937	$1,365	$1,182	$2,602	$2,534	$2,190
Portfolio turnover rate	23.14%	2.01%	3.20%	1.72%	1.66%	2.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2010.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.09	$8.47	$14.25	$14.12	$12.73	$12.21
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.15	0.15	0.19	0.15	0.13
Net realized and unrealized gains (losses)	(0.75)	2.64	(5.47)	0.58	1.83	0.72
Total from investment operations	(0.76)	2.79	(5.32)	0.77	1.98	0.85
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.02)	(0.17)	(0.17)	(0.22)	(0.21)	(0.14)
Net realized gains	—	—	(0.29)	(0.42)	(0.38)	(0.19)
Total distributions	(0.02)	(0.17)	(0.46)	(0.64)	(0.59)	(0.33)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$10.31	$11.09	$8.47	$14.25	$14.12	$12.73

Total return[f]	(6.85)%	33.01%	(37.92)%	5.53%	15.65%	6.93%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.20%	0.24%	0.32%	0.31%	0.30%	0.31%
Expenses net of waiver and payments by
affiliates[h]	0.11%	0.11%	0.18%	0.16%	0.15%	0.23%
Net investment income (loss)[c]	(0.11)%	1.58%	1.31%	1.32%	1.17%	1.07%

Supplemental data
Net assets, end of period (000’s)	$4,955	$1,915	$1,654	$3,243	$3,073	$2,792
Portfolio turnover rate	23.14%	2.01%	3.20%	1.72%	1.66%	2.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 75.2%
[b]Franklin Flex Cap Growth Fund, Advisor Class	3,912,092	$151,437,077
Franklin Growth Fund, Advisor Class	4,110,448	151,839,957
Mutual Shares Fund, Class Z	8,325,787	152,611,682
		455,888,716
Foreign Equity 25.0%
Templeton Growth Fund, Advisor Class	10,277,635	151,903,448
Total Investments in Underlying Funds before Short Term Investments
(Cost $679,637,279) 100.2%		607,792,164
Short Term Investments (Cost $488,014) 0.1%
Money Market Funds 0.1%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	488,014	488,014
Total Investments in Underlying Funds (Cost $680,125,293) 100.3%		608,280,178
Other Assets, less Liabilities (0.3)%		(1,708,510)
Net Assets 100.0%		$606,571,668

[a]See Note 6 regarding investments in Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day yield at period end.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2010			Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$9.82	$7.83	$13.50	$13.98	$12.50	$12.28
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.33	0.37	0.43	0.40	0.37
Net realized and unrealized gains
(losses)	(0.66)	2.06	(5.38)	—[d]	1.99	0.40
Total from investment operations	(0.56)	2.39	(5.01)	0.43	2.39	0.77
Less distributions from:
Net investment income and
short term gains received from
Underlying Funds	(0.16)	(0.40)	(0.38)	(0.44)	(0.44)	(0.30)
Net realized gains	—	—	(0.28)	(0.47)	(0.47)	(0.25)
Total distributions	(0.16)	(0.40)	(0.66)	(0.91)	(0.91)	(0.55)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$9.10	$9.82	$7.83	$13.50	$13.98	$12.50

Total return[f]	(5.78)%	31.05%	(37.66)%	3.12%	19.34%	6.31%

Ratios to average net assets[g]
Expenses before waiver and payments
by affiliates[h]	0.43%	0.44%	0.54%	0.55%	0.57%	0.58%
Expenses net of waiver and payments
by affiliates[h]	0.35%	0.37%	0.48%	0.50%	0.50%	0.54%
Net investment income[c]	2.11%	3.94%	3.27%	2.99%	3.00%	2.98%

Supplemental data
Net assets, end of period (000’s)	$4,548,808	$5,333,275	$5,015,566	$10,161,473	$7,288,143	$4,051,695
Portfolio turnover rate	1.23%	4.32%	4.16%	0.73%	0.96%	0.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dAmount rounds to less than $0.01 per share. eEffective September 1, 2008, the redemption fee was eliminated. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class B	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.83	$7.84	$13.45	$13.93	$12.46	$12.23
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.27	0.28	0.35	0.28	0.26
Net realized and unrealized gains (losses)	(0.67)	2.05	(5.32)	(0.02)	2.00	0.43
Total from investment operations	(0.60)	2.32	(5.04)	0.33	2.28	0.69
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.12)	(0.33)	(0.29)	(0.34)	(0.34)	(0.21)
Net realized gains	—	—	(0.28)	(0.47)	(0.47)	(0.25)
Total distributions	(0.12)	(0.33)	(0.57)	(0.81)	(0.81)	(0.46)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$9.11	$9.83	$7.84	$13.45	$13.93	$12.46

Total return[f]	(6.15)%	30.09%	(38.05)%	2.36%	18.53%	5.58%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	1.18%	1.18%	1.24%	1.22%	1.22%	1.23%
Expenses net of waiver and payments by
affiliates[h]	1.10%	1.11%	1.18%	1.17%	1.15%	1.19%
Net investment income[c]	1.36%	3.20%	2.57%	2.32%	2.35%	2.33%

Supplemental data
Net assets, end of period (000’s)	$293,480	$356,094	$344,396	$722,716	$766,452	$688,590
Portfolio turnover rate	1.23%	4.32%	4.16%	0.73%	0.96%	0.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$9.70	$7.74	$13.29	$13.78	$12.36	$12.23
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.27	0.28	0.29	0.31	0.29
Net realized and unrealized gains
(losses)	(0.67)	2.02	(5.26)	0.05	1.95	0.39
Total from investment operations	(0.60)	2.29	(4.98)	0.34	2.26	0.68
Less distributions from:
Net investment income and
short term gains received from
Underlying Funds	(0.12)	(0.33)	(0.29)	(0.36)	(0.37)	(0.30)
Net realized gains	—	—	(0.28)	(0.47)	(0.47)	(0.25)
Total distributions	(0.12)	(0.33)	(0.57)	(0.83)	(0.84)	(0.55)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$8.98	$9.70	$7.74	$13.29	$13.78	$12.36

Total return[f]	(6.22)%	30.11%	(38.04)%	2.47%	18.50%	5.63%

Ratios to average net assets[g]
Expenses before waiver and payments
by affiliates[h]	1.18%	1.18%	1.21%	1.22%	1.22%	1.20%
Expenses net of waiver and payments
by affiliates[h]	1.10%	1.11%	1.15%	1.17%	1.15%	1.16%
Net investment income[c]	1.36%	3.20%	2.60%	2.32%	2.35%	2.36%

Supplemental data
Net assets, end of period (000’s)	$2,182,121	$2,573,664	$2,491,516	$5,295,157	$3,692,307	$2,075,041
Portfolio turnover rate	1.23%	4.32%	4.16%	0.73%	0.96%	0.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.84	$7.84	$13.50	$13.98	$12.50	$12.28
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.31	0.35	0.42	0.37	0.33
Net realized and unrealized gains (losses)	(0.68)	2.07	(5.38)	(0.01)	1.99	0.42
Total from investment operations	(0.59)	2.38	(5.03)	0.41	2.36	0.75
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.14)	(0.38)	(0.35)	(0.42)	(0.41)	(0.28)
Net realized gains	—	—	(0.28)	(0.47)	(0.47)	(0.25)
Total distributions	(0.14)	(0.38)	(0.63)	(0.89)	(0.88)	(0.53)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$9.11	$9.84	$7.84	$13.50	$13.98	$12.50

Total return[f]	(5.99)%	30.83%	(37.77)%	2.92%	19.15%	6.12%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.68%	0.68%	0.74%	0.72%	0.72%	0.73%
Expenses net of waiver and payments by
affiliates[h]	0.60%	0.61%	0.68%	0.67%	0.65%	0.69%
Net investment income[c]	1.86%	3.70%	3.07%	2.82%	2.85%	2.83%

Supplemental data
Net assets, end of period (000’s)	$11,449	$13,331	$14,300	$29,028	$24,435	$17,247
Portfolio turnover rate	1.23%	4.32%	4.16%	0.73%	0.96%	0.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006	2005
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.87	$7.87	$13.58	$14.05	$12.55	$12.32
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.39	0.47	0.48	0.47	0.39
Net realized and unrealized gains (losses)	(0.66)	2.03	(5.49)	0.01	1.98	0.42
Total from investment operations	(0.55)	2.42	(5.02)	0.49	2.45	0.81
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.17)	(0.42)	(0.41)	(0.49)	(0.48)	(0.33)
Net realized gains	—	—	(0.28)	(0.47)	(0.47)	(0.25)
Total distributions	(0.17)	(0.42)	(0.69)	(0.96)	(0.95)	(0.58)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$9.15	$9.87	$7.87	$13.58	$14.05	$12.55

Total return[f]	(5.62)%	31.35%	(37.44)%	3.48%	19.73%	6.63%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates[h]	0.18%	0.18%	0.24%	0.22%	0.22%	0.23%
Expenses net of waiver and payments by
affiliates[h]	0.10%	0.11%	0.18%	0.17%	0.15%	0.19%
Net investment income[c]	2.36%	4.20%	3.57%	3.32%	3.35%	3.33%

Supplemental data
Net assets, end of period (000’s)	$60,692	$63,994	$35,445	$46,866	$25,124	$12,535
Portfolio turnover rate	1.23%	4.32%	4.16%	0.73%	0.96%	0.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. bBased on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. dEffective September 1, 2008, the redemption fee was eliminated. eAmount rounds to less than $0.01 per share. fTotal return is not annualized for periods less than one year. gRatios are annualized for periods less than one year. hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.1%
Mutual Shares Fund, Class Z	128,122,549	$2,348,486,323
Domestic Hybrid 34.1%
Franklin Income Fund, Advisor Class	1,221,451,021	2,418,473,023
Foreign Equity 32.8%
Templeton Growth Fund, Advisor Class	157,268,240	2,324,424,581
Total Investments in Underlying Funds before Short Term Investments
(Cost $9,186,291,129) 100.0%		7,091,383,927
Short Term Investments (Cost $30,989,227) 0.4%
Money Market Funds 0.4%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	30,989,227	30,989,227
Total Investments in Underlying Funds (Cost $9,217,280,356) 100.4%		7,122,373,154
Other Assets, less Liabilities (0.4)%		(25,822,929)
Net Assets 100.0%		$7,096,550,225

aSee Note 6 regarding investments in Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.
cNon-income producing.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$680,125,293	$9,217,280,356
Value	$608,280,178	$7,122,373,154
Receivables:
Capital shares sold	199,446	5,082,131
Underlying Funds (Note 7)	88,535	881,544
Other assets	1,171	13,911
Total assets	608,569,330	7,128,350,740
Liabilities:
Payables:
Capital shares redeemed	1,078,733	22,126,156
Affiliates	605,761	7,019,199
Unaffiliated transfer agent fees	206,584	1,902,462
Accrued expenses and other liabilities	106,584	752,698
Total liabilities	1,997,662	31,800,515
Net assets, at value	$606,571,668	$7,096,550,225
Net assets consist of:
Paid-in capital	$721,437,161	$11,636,595,812
Undistributed net investment income (loss)	(1,469,125)	—
Distributions in excess of net investment income	—	(635,154)
Net unrealized appreciation (depreciation)	(71,845,115)	(2,094,907,202)
Accumulated net realized gain (loss)	(41,551,253)	(2,444,503,231)
Net assets, at value	$606,571,668	$7,096,550,225

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
June 30, 2010 (unaudited)

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$423,657,821	$4,548,808,061
Shares outstanding	41,189,261	499,838,812
Net asset value per share[a]	$10.29	$9.10
Maximum offering price per share (net asset value per share ÷ 94.25%)	$10.92	$9.66
Class B:
Net assets, at value	$32,275,027	$293,480,409
Shares outstanding	3,161,679	32,210,588
Net asset value and maximum offering price per share[a]	$10.21	$9.11
Class C:
Net assets, at value	$143,747,591	$2,182,121,046
Shares outstanding	14,137,767	242,924,980
Net asset value and maximum offering price per share[a]	$10.17	$8.98
Class R:
Net assets, at value	$1,936,702	$11,449,196
Shares outstanding	188,531	1,256,202
Net asset value and maximum offering price per share	$10.27	$9.11
Advisor Class:
Net assets, at value	$4,954,527	$60,691,513
Shares outstanding	480,421	6,635,585
Net asset value and maximum offering price per share	$10.31	$9.15

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the six months ended June 30, 2010 (unaudited)

	Franklin	Franklin
Templeton	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$—	$96,969,502
Expenses:
Administrative fees (Note 3a)	235,338	3,936,829
Distribution fees: (Note 3b)
Class A	444,888	6,339,546
Class B	183,295	1,656,764
Class C	566,112	12,175,062
Class R	3,527	32,201
Transfer agent fees (Note 3d)	544,334	6,628,390
Reports to shareholders	38,173	550,883
Registration and filing fees	40,182	109,994
Professional fees	12,846	57,575
Trustees’ fees and expenses	3,484	62,097
Other	39,087	103,287
Expenses borne by Underlying Funds (Note 7)	(435,962)	(4,211,503)
Total expenses	1,675,304	27,441,125
Expenses waived/paid by affiliates (Note 3e)	(207,324)	(3,283,304)
Net expenses	1,467,980	24,157,821
Net investment income (loss)	(1,467,980)	72,811,681
Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds (Note 6)	680,150	(239,896,221)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(42,237,061)	(281,857,930)
Net realized and unrealized gain (loss)	(41,556,911)	(521,754,151)
Net increase (decrease) in net assets resulting from operations	$(43,024,891)	$(448,942,470)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton		Franklin Templeton
	Corefolio Allocation Fund		Founding Funds Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,467,980)	$4,478,940	$72,811,681	$280,572,205
Net realized gain (loss) from
Underlying Funds	680,150	(29,576,059)	(239,896,221)	(1,108,190,299)
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	(42,237,061)	141,486,761	(281,857,930)	2,849,422,623
Net increase (decrease) in net assets
resulting from operations	(43,024,891)	116,389,642	(448,942,470)	2,021,804,529
Distributions to shareholders from:
Net investment income:
Class A	(600,355)	(4,102,193)	(77,461,990)	(219,472,925)
Class B	(68,628)	(256,249)	(3,793,238)	(12,350,841)
Class C	(214,279)	(762,501)	(28,973,338)	(90,453,684)
Class R	(2,677)	(14,789)	(179,377)	(512,969)
Advisor Class	(2,930)	(28,946)	(1,110,381)	(2,151,422)
Total distributions to shareholders	(888,869)	(5,164,678)	(111,518,324)	(324,941,841)
Capital share transactions: (Note 2)
Class A	134,090,312	(33,456,082)	(425,661,842)	(772,871,396)
Class B	(4,260,326)	(5,968,895)	(39,578,723)	(61,904,166)
Class C	41,494,973	(13,057,633)	(218,694,635)	(438,591,157)
Class R	710,664	(142,150)	(994,977)	(3,667,697)
Advisor Class	3,349,317	(153,841)	1,584,245	19,305,430
Total capital share transactions	175,384,940	(52,778,601)	(683,345,932)	(1,257,728,986)
Net increase (decrease) in
net assets	131,471,180	58,446,363	(1,243,806,726)	439,133,702
Net assets:
Beginning of period	475,100,488	416,654,125	8,340,356,951	7,901,223,249
End of period	$606,571,668	$475,100,488	$7,096,550,225	$8,340,356,951
Undistributed net investment income (loss)
included in net assets, end of period	$(1,469,125)	$887,724	$—	$38,071,489
Distributions in excess of net investment
income included in net assets, end
of period	$—	$—	$(635,154)	$—

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 35

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

36 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2010
Shares sold	1,587,732	$17,705,864	19,993,329	$197,717,481
Shares issued on reorganization
(Note 8)	13,651,547	148,744,829	—	—
Shares issued in reinvestment of
distributions	52,037	575,524	7,856,800	73,540,057
Shares redeemed	(2,953,333)	(32,935,905)	(70,892,463)	(696,919,380)
Net increase (decrease)	12,337,983	$134,090,312	(43,042,334)	$(425,661,842)
Year ended December 31, 2009
Shares sold	3,236,280	$29,331,084	47,169,528	$393,990,378
Shares issued in reinvestment of
distributions	373,671	3,926,536	23,246,159	207,459,244
Shares redeemed	(7,671,732)	(66,713,702)	(168,105,842)	(1,374,321,018)
Net increase (decrease)	(4,061,781)	$(33,456,082)	(97,690,155)	$(772,871,396)
Class B Shares:
Six Months ended June 30, 2010
Shares sold	28,353	$318,389	202,520	$1,988,888
Shares issued in reinvestment of
distributions	5,917	64,969	379,270	3,553,771
Shares redeemed	(414,887)	(4,643,684)	(4,587,340)	(45,121,382)
Net increase (decrease)	(380,617)	$(4,260,326)	(4,005,550)	$(39,578,723)
Year ended December 31, 2009
Shares sold	64,424	$580,399	467,376	$3,922,754
Shares issued in reinvestment of
distributions	24,486	240,936	1,293,652	11,520,679
Shares redeemed	(768,474)	(6,790,230)	(9,477,912)	(77,347,599)
Net increase (decrease)	(679,564)	$(5,968,895)	(7,716,884)	$(61,904,166)

Semiannual Report | 37

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended June 30, 2010
Shares sold	632,823	$7,058,328	8,606,037	$83,896,460
Shares issued on reorganization
(Note 8)	4,332,060	46,661,752	—	—
Shares issued in reinvestment of
distributions	18,479	202,157	2,775,595	25,645,873
Shares redeemed	(1,129,822)	(12,427,264)	(33,861,780)	(328,236,968)
Net increase (decrease)	3,853,540	$41,494,973	(22,480,148)	$(218,694,635)
Year ended December 31, 2009
Shares sold	1,160,988	$10,404,766	20,266,052	$167,747,133
Shares issued in reinvestment of
distributions	72,406	714,452	9,122,355	80,143,253
Shares redeemed	(2,807,242)	(24,176,851)	(86,074,684)	(686,481,543)
Net increase (decrease)	(1,573,848)	$(13,057,633)	(56,686,277)	$(438,591,157)
Class R Shares:
Six Months ended June 30, 2010
Shares sold	21,500	$238,156	110,724	$1,088,315
Shares issued on reorganization
(Note 8)	63,977	696,076	—	—
Shares issued in reinvestment of
distributions	242	2,677	18,915	177,234
Shares redeemed	(20,386)	(226,245)	(228,565)	(2,260,526)
Net increase (decrease)	65,333	$710,664	(98,926)	$(994,977)
Year ended December 31, 2009
Shares sold	17,232	$165,388	280,523	$2,296,033
Shares issued in reinvestment of
distributions	1,420	14,789	57,378	512,145
Shares redeemed	(35,125)	(322,327)	(806,790)	(6,475,875)
Net increase (decrease)	(16,473)	$(142,150)	(468,889)	$(3,667,697)
Advisor Class Shares:
Six Months ended June 30, 2010
Shares sold	29,580	$336,187	1,470,956	$14,647,660
Shares issued on reorganization
(Note 8)	344,981	3,767,279	—	—
Shares issued in reinvestment of
distributions	240	2,657	99,326	934,654
Shares redeemed	(67,006)	(756,806)	(1,416,166)	(13,998,069)
Net increase (decrease)	307,795	$3,349,317	154,116	$1,584,245
Year ended December 31, 2009
Shares sold	66,906	$617,402	3,962,200	$35,696,840
Shares issued in reinvestment of
distributions	2,503	26,558	202,485	1,850,429
Shares redeemed	(92,057)	(797,801)	(2,188,271)	(18,241,839)
Net increase (decrease)	(22,648)	$(153,841)	1,976,414	$19,305,430

38 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors) Franklin Templeton Investor Services, LLC (Investor Services) a. Administrative Fees	Affiliation Administrative manager Principal underwriter Transfer agent

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Funds’ Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and at 0.25% per year for Class A shares for the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.

Semiannual Report | 39

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$85,948	$942,863
Contingent deferred sales charges retained	$22,672	$189,958

d. Transfer Agent Fees

For the period ended June 30, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Transfer agent fees	$342,253	$3,635,104

e. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of administrative fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
Capital loss carryforwards expiring in:
2016	$8,718,091		$666,677,037
2017	37,627,279		1,134,008,344
	$46,345,370	[a]	$1,800,685,381

aIncludes $10,567,318 as of December 31, 2009 from the reorganization with Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

40 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Founding Funds Allocation Fund deferred realized capital losses of $1,770,583 and $60,995,265, respectively.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$696,768,400	$9,577,768,853

Unrealized appreciation	$16,676,713	$—
Unrealized depreciation	(105,164,935)	(2,455,395,699)
Net unrealized appreciation (depreciation)	$(88,488,222)	$(2,455,395,699)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of non-deductible expenses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2010, were as follows:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Purchases	$112,929,000	$96,969,502
Sales	$138,593,000	$817,000,000

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Semiannual Report | 41

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds’ investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the period ended June 30, 2010, were as follows:

									% of
									Underlying
	Number of				Number of				Fund Shares
	Shares Held				Shares	Value at		Realized	Outstanding
	at Beginning	Gross		Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton Corefolio Allocation Fund
Franklin Flex Cap Growth
Fund, Advisor Class	—	3,943,999	[a]	31,907	3,912,092	$151,437,077	$—	$48,098	5.24%
Franklin Growth Fund,
Advisor Class	6,121,055	1,270,613	[b]	3,281,220	4,110,448	151,839,957	—	4,619,086	4.69%
Institutional Fiduciary Trust
Money Market Portfolio	853,209	16,155,115		16,520,310	488,014	488,014	—	—	0.01%
Mutual Shares Fund, Class Z	6,155,883	2,579,673	[c]	409,769	8,325,787	152,611,682	—	(2,036,652)	1.07%
Templeton Growth Fund,
Advisor Class	7,037,625	3,465,896	[d]	225,886	10,277,635	151,903,448	—	(1,950,382)	0.96%
Total						$608,280,178	$—	$680,150
Franklin Templeton Founding Funds Allocation Fund
Franklin Income Fund,
Advisor Class	1,353,227,646	47,310,262		179,086,887	1,221,451,021	$2,418,473,023	$96,969,502	$(80,611,421)	4.84%
Institutional Fiduciary Trust
Money Market Portfolio	34,410,141	522,721,674		526,142,588	30,989,227	30,989,227	—	—	0.46%
Mutual Shares Fund,
Class Z	144,611,186	—		16,488,637	128,122,549	2,348,486,323	—	(97,936,731)	16.54%
Templeton Growth Fund,
Advisor Class	164,906,605	—		7,638,365	157,268,240	2,324,424,581	—	(61,348,069)	14.65%
Total						$7,122,373,154	$96,969,502	$(239,896,221)

aReflects 1,213,389 shares received due to the reorganization with Franklin Templeton Perspectives Allocation Fund. See Note 8 regarding reorganization. bReflects 1,270,613 shares received due to the reorganization with Franklin Templeton Perspectives Allocation Fund. See Note 8 regarding reorganization. cReflects 2,579,673 shares received due to the reorganization with Franklin Templeton Perspectives Allocation Fund. See Note 8 regarding reorganization. dReflects 3,221,320 shares received due to the reorganization with Franklin Templeton Perspectives Allocation Fund. See Note 8 regarding reorganization.

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative,

42 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

7. SPECIAL SERVICING AGREEMENT (continued)

and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses allocated during the period ended June 30, 2010 is noted in the Statements of Operations.

8. REORGANIZATION

On June 22, 2010, the Franklin Templeton Corefolio Allocation Fund, pursuant to a plan of reorganization approved on February 23, 2010 by the Board of Trustees of the Franklin Templeton Perspectives Allocation Fund (Target), acquired 100% of the Target’s net assets, primarily made up of Underlying Funds, which included $(19,476,252) of unrealized appreciation (depreciation), through a tax-free exchange of 18,392,565 shares of the Franklin Templeton Corefolio Allocation Fund (valued at $199,869,936). Immediately after the completion of the reorganization, the combined net assets of the Franklin Templeton Corefolio Allocation Fund were $644,849,789.

The primary purpose for the reorganization was to combine the Target fund with a larger fund that has the same investment goal and substantially similar investment strategies and risks. The estimated cost of the reorganization was $127,920 of which the Franklin Templeton Corefolio Allocation Fund and the Target each paid 25% and FT Services paid 50%. The allocated portion of the Franklin Templeton Corefolio Allocation Fund’s reorganization expenses is included with other expenses in the Statement of Operations.

Assuming the reorganization had been completed on January 1, 2009, the Franklin Templeton Corefolio Allocation Fund’s pro forma results of operations would have been as follows:

			Net Increase
		Net Realized	(Decrease) in
	Net Investment	and Unrealized	Net Assets
Period	Income (Loss)	Gain (Loss)	from Operations
For the period January 1, 2009 through
December 31, 2009	$6,323,338	$162,766,957	$169,090,295
For the period January 1, 2010 through June 30, 2010	$(1,949,622)	$(12,074,149)	$(14,023,771)

Subsequent to the reorganization, the Franklin Templeton Corefolio Allocation Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Target’s assets after the completion of the reorganization.

Semiannual Report | 43

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2010, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Funds’ investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

44 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

Semiannual Report | 45

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds. The Board also noted management’s efforts to minimize any negative impact on the nature and quality of services provided the Funds arising from Franklin Templeton Investments’ implementation of a hiring freeze and employee reductions in response to market conditions during the latter part of 2008 and early 2009.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2009, and for additional periods ended that date depending on when a particular Fund commenced

46 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Templeton Corefolio Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its income return for the one-year period as well as for each of the previous three- and five-year periods on an annualized basis to be in the highest or second-highest quintile of such universe. The Lipper report showed the Fund’s total return for both the one-year period and the annualized three- and five-year periods to be in the upper half of its performance universe. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Templeton Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. This Fund has been in operation for less than 10 years and the Lipper report showed its income return for both the one-year period and each of the annualized three- and five-year periods to be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of its Lipper performance universe, and on an annualized basis for the previous three- and five-year periods to be in the lowest and second-lowest quintiles, respectively, of such universe. The Fund’s performance reflects that of the underlying funds in which it invests on a fixed percentage basis and the Board has discussed with management the reasons for the performance of such underlying funds and steps being taken to improve their performance. While intending to continuously monitor the Fund, based on such discussions, the Board did not believe that any change in portfolio management of such underlying funds was warranted.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted that for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund there is no investment advisory agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management

Semiannual Report | 47

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

fee analysis includes the advisory and administrative fees directly charged to each of the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. In the case of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, their Lipper reports showed in each case that their respective contractual management fee rates, their ratio of expenses charged directly to such Funds, and their actual total expense ratios (including expenses of their underlying funds) were in either the least expensive or second least expensive quintile of their expense groups. The Board was satisfied with the comparative expenses of these Funds as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2009, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to

48 | Semiannual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 49

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Semiannual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

FAS2 S 08/10

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time home-buyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.1 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some U.S. economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis.

The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, economic indicators were mixed. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. In the spring of 2010, a debt crisis affecting several European countries had the potential to stifle the fragile recovery. As a

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

As investor confidence rose amid encouraging economic data early in the period, global equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. and global economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

The foregoing information reflects our analysis and opinions as of June 30, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Semiannual Report

Franklin Templeton

2015 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches.

Semiannual Report | 5

Top 10 Fund Holdings
Franklin Templeton
2015 Retirement Target Fund
6/30/10

% of Total
Net Assets
Franklin Flex Cap Growth Fund
– Advisor Class	15.3%
Mutual Shares Fund – Class Z	12.7%
Franklin U.S. Government Securities
Fund – Advisor Class	12.6%
Templeton Global Bond Fund
– Advisor Class	10.1%
Franklin Total Return Fund
– Advisor Class	7.2%
Mutual European Fund – Class Z	6.2%
Templeton Foreign Fund
– Advisor Class	4.3%
Franklin Growth Opportunities Fund
– Advisor Class	3.9%
Franklin Gold and Precious Metals
Fund – Advisor Class	3.2%
Templeton China World Fund
– Advisor Class	2.9%

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 8.

Investment Strategy

When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Semiannual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund allocated 61.3% of total net assets to equity and 31.0% to fixed income. Domestic equity exposure was 69.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 15.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 12.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, underperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500. Our largest foreign equity holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, while Templeton Foreign Fund – Advisor Class performed comparably. On the fixed income side, Templeton Global Bond Fund – Advisor Class and Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2015 Retirement Target Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 6/30/10

Franklin Templeton 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRAX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.27	$9.90	$10.17
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0401
Class C (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.27	$9.83	$10.10
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0069
Class R (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.27	$9.88	$10.15
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0291
Advisor Class (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.26	$9.93	$10.19
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0542

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-2.28%		+	14.42%	-4.63%	+	11.50%
Average Annual Total Return[3]	-7.89%		+	7.80%	-3.49%	+	1.28%
Value of $10,000 Investment[4]	$9,211			$10,780	$8,990		$10,509
Total Annual Operating Expenses[5]
Without Waiver		1.84%
With Waiver		1.27%
Class C	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-2.61%		+	13.69%	-6.51%	+	8.57%
Average Annual Total Return[3]	-3.58%		+	12.69%	-2.22%	+	2.12%
Value of $10,000 Investment[4]	$9,642			$11,269	$9,349		$10,857
Total Annual Operating Expenses[5]
Without Waiver		2.54%
With Waiver		1.97%
Class R	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-2.38%		+	14.22%	-5.26%	+	10.64%
Average Annual Total Return[3]	-2.38%		+	14.22%	-1.78%	+	2.62%
Value of $10,000 Investment[4]	$9,762			$11,422	$9,474		$11,064
Total Annual Operating Expenses[5]
Without Waiver		2.04%
With Waiver		1.47%
Advisor Class	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-2.04%		+	14.82%	-3.71%	+	12.96%
Average Annual Total Return[3]	-2.04%		+	14.82%	-1.25%	+	3.16%
Value of $10,000 Investment[4]	$9,796			$11,482	$9,629		$11,296
Total Annual Operating Expenses[5]
Without Waiver		1.54%
With Waiver		0.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$977.20	$2.21	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26	$6.11
Class C
Actual	$1,000	$973.90	$5.63	$9.40
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76	$9.59
Class R
Actual	$1,000	$976.20	$3.18	$6.96
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26	$7.10
Advisor Class
Actual	$1,000	$979.60	$0.74	$4.52
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	$4.61

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.22%; C: 1.92%; R: 1.42%; and Advisor: 0.92%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

12 | Semiannual Report

Franklin Templeton

2025 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches.

Semiannual Report | 13

Top 10 Fund Holdings
Franklin Templeton
2025 Retirement Target Fund
6/30/10

% of Total
Net Assets
Franklin Flex Cap Growth Fund
– Advisor Class	18.3%
Mutual Shares Fund – Class Z	15.4%
Franklin U.S. Government Securities
Fund – Advisor Class	9.1%
Mutual European Fund – Class Z	7.6%
Templeton Global Bond Fund
– Advisor Class	7.1%
Franklin Total Return Fund
– Advisor Class	5.0%
Templeton Foreign Fund
– Advisor Class	4.9%
Franklin Growth Opportunities
Fund – Advisor Class	4.8%
Franklin Gold and Precious Metals
Fund – Advisor Class	4.6%
Franklin Growth Fund
– Advisor Class	3.5%

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 16.

Investment Strategy

When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

14 | Semiannual Report

At period-end, Franklin Templeton 2025 Retirement Target Fund allocated 74.1% of total net assets to equity and 21.9% to fixed income. Domestic equity exposure was 68.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 18.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 9.1% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, underperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500. Our largest foreign equity holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, while Templeton Foreign Fund – Advisor Class performed comparably. On the fixed income side, Templeton Global Bond Fund – Advisor Class and Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2025 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 15

Performance Summary as of 6/30/10

Franklin Templeton 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRTX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.31	$9.23	$9.54
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0031
Class C (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.34	$9.11	$9.45
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0031
Class R (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.32	$9.21	$9.53
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0031
Advisor Class (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.30	$9.25	$9.55
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0031

16 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-3.22%		+	15.72%	-11.74%	+	4.60%
Average Annual Total Return[3]	-8.77%		+	9.11%	-5.95%		-0.36%
Value of $10,000 Investment[4]	$9,123			$10,911	$8,319		$9,859
Total Annual Operating Expenses[5]
Without Waiver		1.96%
With Waiver		1.31%
Class C	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-3.57%		+	14.80%	-13.69%	+	1.76%
Average Annual Total Return[3]	-4.53%		+	13.80%	-4.79%	+	0.45%
Value of $10,000 Investment[4]	$9,547			$11,380	$8,631		$10,176
Total Annual Operating Expenses[5]
Without Waiver		2.66%
With Waiver		2.01%
Class R	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-3.33%		+	15.46%	-12.30%	+	3.82%
Average Annual Total Return[3]	-3.33%		+	15.46%	-4.28%	+	0.96%
Value of $10,000 Investment[4]	$9,667			$11,546	$8,770		$10,382
Total Annual Operating Expenses[5]
Without Waiver		2.16%
With Waiver		1.51%
Advisor Class	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-3.11%		+	16.10%	-11.00%	+	5.73%
Average Annual Total Return[3]	-3.11%		+	16.10%	-3.81%	+	1.43%
Value of $10,000 Investment[4]	$9,689			$11,610	$8,900		$10,573
Total Annual Operating Expenses[5]
Without Waiver		1.66%
With Waiver		1.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 17

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$967.80	$2.20	$6.15
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26	$6.31
Class C
Actual	$1,000	$964.30	$5.60	$9.55
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76	$9.79
Class R
Actual	$1,000	$966.70	$3.17	$7.12
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26	$7.30
Advisor Class
Actual	$1,000	$968.90	$0.73	$4.69
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	$4.81

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.26%; C: 1.96%; R: 1.46%; and Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

20 | Semiannual Report

Semiannual Report | 21

Top 10 Fund Holdings Franklin Templeton 2035 Retirement Target Fund 6/30/10 % of Total Net Assets

Franklin Flex Cap Growth Fund
– Advisor Class	21.8%
Mutual Shares Fund – Class Z	20.0%
Mutual European Fund – Class Z	9.3%
Templeton Foreign Fund
– Advisor Class	6.1%
Franklin Growth Opportunities Fund
– Advisor Class	5.8%
Franklin Gold and Precious Metals
Fund – Advisor Class	5.1%
Franklin Growth Fund – Advisor Class	4.3%
Franklin MicroCap Value Fund
– Advisor Class	4.2%
Templeton China World Fund
– Advisor Class	4.2%
Franklin Natural Resources Fund
– Advisor Class	4.1%

Investment Strategy

When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund allocated 91.2% of total net assets to equity and 8.3% to fixed income. Domestic equity exposure was 69.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 21.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.9% of the Fund’s total fixed income weighting.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, underperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500. Our largest foreign equity holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, while Templeton Foreign Fund

  Advisor Class performed comparably.

22 | Semiannual Report

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2035 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 23

Performance Summary as of 6/30/10

Franklin Templeton 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRTAX)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.46	$8.90	$9.36
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0032
Class C (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.49	$8.76	$9.25
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0032
Class R (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.48	$8.89	$9.37
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0032
Advisor Class (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.45	$8.94	$9.39
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0032

24 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-4.88%		+	15.98%	-16.52%	+	0.86%
Average Annual Total Return[3]	-10.34%		+	9.37%	-7.68%		-1.29%
Value of $10,000 Investment[4]	$8,966			$10,937	$7,868		$9,506
Total Annual Operating Expenses[5]
Without Waiver		2.43%
With Waiver		1.37%
Class C	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-5.27%		+	15.11%	-18.33%		-1.99%
Average Annual Total Return[3]	-6.21%		+	14.11%	-6.53%		-0.51%
Value of $10,000 Investment[4]	$9,379			$11,411	$8,167		$9,801
Total Annual Operating Expenses[5]
Without Waiver		3.13%
With Waiver		2.07%
Class R	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-5.09%		+	15.67%	-17.03%	+	0.03%
Average Annual Total Return[3]	-5.09%		+	15.67%	-6.04%	+	0.01%
Value of $10,000 Investment[4]	$9,491			$11,567	$8,297		$10,003
Total Annual Operating Expenses[5]
Without Waiver		2.63%
With Waiver		1.57%
Advisor Class	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-4.76%		+	16.34%	-15.76%	+	2.09%
Average Annual Total Return[3]	-4.76%		+	16.34%	-5.56%	+	0.53%
Value of $10,000 Investment[4]	$9,524			$11,634	$8,424		$10,209
Total Annual Operating Expenses[5]
Without Waiver		2.13%
With Waiver		1.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 25

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 27

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$951.20	$2.18	$6.43
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26	$6.66
Class C
Actual	$1,000	$947.30	$5.55	$9.80
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76	$10.14
Class R
Actual	$1,000	$949.10	$3.14	$7.39
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26	$7.65
Advisor Class
Actual	$1,000	$952.40	$0.73	$4.99
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	$5.16

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.33%; C: 2.03%; R: 1.53%; and Advisor: 1.03%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

28 | Semiannual Report

Franklin Templeton

2045 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2045 approaches.

Top 10 Fund Holdings Franklin Templeton 2045 Retirement Target Fund 6/30/10 % of Total Net Assets

Franklin Flex Cap Growth Fund
– Advisor Class	24.1%
Mutual Shares Fund – Class Z	20.9%
Mutual European Fund – Class Z	10.2%
Templeton Foreign Fund
– Advisor Class	6.5%
Franklin Growth Opportunities Fund
– Advisor Class	6.3%
Franklin Gold and Precious Metals
Fund – Advisor Class	5.5%
Franklin Growth Fund – Advisor Class	4.8%
Templeton China World Fund
– Advisor Class	4.7%
Franklin Natural Resources Fund
– Advisor Class	4.6%
Franklin MicroCap Value Fund
– Advisor Class	4.5%

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of -6.65%, -12.93%, +5.33% and +0.05%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 32.

Investment Strategy

When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

30 | Semiannual Report

At period-end, Franklin Templeton 2045 Retirement Target Fund allocated 98.8% of total net assets to equity. Domestic equity exposure was 69.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 24.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, underperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, performed better than the S&P 500. Our largest foreign equity holding, Mutual European Fund – Class Z, performed better than the MSCI EAFE Index, while Templeton Foreign Fund – Advisor Class performed comparably.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2045 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 31

Performance Summary as of 6/30/10

Franklin Templeton 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.52	$8.61	$9.13
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0042
Class C (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.55	$8.46	$9.01
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0042
Class R (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.53	$8.59	$9.12
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0042
Advisor Class (Symbol: n/a)			Change	6/30/10	12/31/09
Net Asset Value (NAV)		-$	0.51	$8.65	$9.16
Distributions (1/1/10–6/30/10)
Dividend Income	$0.0042

32 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-5.65%		+	16.05%	-18.26%		-0.85%
Average Annual Total Return[3]	-11.11%		+	9.34%	-8.33%		-1.72%
Value of $10,000 Investment[4]	$8,889			$10,934	$7,703		$9,345
Total Annual Operating Expenses[5]
Without Waiver		2.97%
With Waiver		1.39%
Class C	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-6.06%		+	15.23%	-20.04%		-3.55%
Average Annual Total Return[3]	-7.00%		+	14.23%	-7.18%		-0.92%
Value of $10,000 Investment[4]	$9,300			$11,423	$7,996		$9,645
Total Annual Operating Expenses[5]
Without Waiver		3.67%
With Waiver		2.09%
Class R	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-5.77%		+	15.82%	-18.72%		-1.59%
Average Annual Total Return[3]	-5.77%		+	15.82%	-6.68%		-0.41%
Value of $10,000 Investment[4]	$9,423			$11,582	$8,128		$9,841
Total Annual Operating Expenses[5]
Without Waiver		3.17%
With Waiver		1.59%
Advisor Class	6-Month			1-Year	3-Year		Inception (8/1/06)
Cumulative Total Return[2]	-5.53%		+	16.37%	-17.50%	+	0.37%
Average Annual Total Return[3]	-5.53%		+	16.37%	-6.21%	+	0.09%
Value of $10,000 Investment[4]	$9,447			$11,637	$8,250		$10,037
Total Annual Operating Expenses[5]
Without Waiver		2.67%
With Waiver		1.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

34 | Semiannual Report

Your Fund’s Expenses

Franklin Templeton 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	1/1/10	6/30/10	1/1/10–6/30/10	1/1/10–6/30/10
Actual	$1,000	$943.50	$2.17	$6.51
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26	$6.76
Class C
Actual	$1,000	$939.40	$5.53	$9.86
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76	$10.24
Class R
Actual	$1,000	$942.30	$3.13	$7.46
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26	$7.75
Advisor Class
Actual	$1,000	$944.70	$0.72	$5.06
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	$5.26

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.35%; C: 2.05%; R: 1.55%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund’s expenses have been paid by the underlying funds in which the Fund invests.

36 | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.17	$8.14	$11.35	$10.69	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.19	0.23	0.33	0.13
Net realized and unrealized gains (losses)	(0.27)	2.09	(3.08)	0.72	0.73
Total from investment operations	(0.23)	2.28	(2.85)	1.05	0.86
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.04)	(0.20)	(0.19)	(0.23)	(0.15)
Net realized gains	—	(0.05)	(0.17)	(0.16)	(0.02)
Total distributions	(0.04)	(0.25)	(0.36)	(0.39)	(0.17)
Redemption fees[e]	—	—	—[f]	—[f]	—
Net asset value, end of period	$9.90	$10.17	$8.14	$11.35	$10.69

Total return[g]	(2.28)%	28.50%	(25.55)%	9.84%	8.59%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	0.84%	1.00%	1.36%	3.60%	12.13%
Expenses net of waiver and payments by affiliates[i]	0.45%	0.46%	0.51%	0.48%	0.50%
Net investment income[d]	0.75%	2.11%	2.25%	3.11%	2.92%

Supplemental data
Net assets, end of period (000’s)	$20,226	$17,108	$9,407	$5,269	$1,364
Portfolio turnover rate	10.33%	12.19%	8.69%	8.19%	2.42%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eEffective September 1, 2008, the redemption fee was eliminated. fAmount rounds to less than $0.01 per share. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.10	$8.08	$11.28	$10.67	$10.00
Income from investment operations[b]:
Net investment income[c,d]	—[e]	0.13	0.14	0.36	0.14
Net realized and unrealized gains (losses)	(0.26)	2.09	(3.04)	0.60	0.69
Total from investment operations	(0.26)	2.22	(2.90)	0.96	0.83
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.01)	(0.15)	(0.13)	(0.19)	(0.14)
Net realized gains	—	(0.05)	(0.17)	(0.16)	(0.02)
Total distributions	(0.01)	(0.20)	(0.30)	(0.35)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$9.83	$10.10	$8.08	$11.28	$10.67

Total return[g]	(2.61)%	27.75%	(26.09)%	9.02%	8.30%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.54%	1.70%	2.04%	4.28%	12.78%
Expenses net of waiver and payments by affiliates[i]	1.15%	1.16%	1.19%	1.16%	1.15%
Net investment income[d]	0.05%	1.41%	1.57%	2.43%	2.27%

Supplemental data
Net assets, end of period (000’s)	$9,589	$8,357	$4,621	$2,213	$63
Portfolio turnover rate	10.33%	12.19%	8.69%	8.19%	2.42%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2010.

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.15	$8.12	$11.32	$10.68	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.16	0.18	0.34	0.11
Net realized and unrealized gains (losses)	(0.27)	2.11	(3.05)	0.68	0.74
Total from investment operations	(0.24)	2.27	(2.87)	1.02	0.85
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.03)	(0.19)	(0.16)	(0.22)	(0.15)
Net realized gains	—	(0.05)	(0.17)	(0.16)	(0.02)
Total distributions	(0.03)	(0.24)	(0.33)	(0.38)	(0.17)
Redemption fees[e]	—	—	—[f]	—[f]	—
Net asset value, end of period	$9.88	$10.15	$8.12	$11.32	$10.68

Total return[g]	(2.38)%	28.32%	(25.70)%	9.59%	8.48%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.04%	1.20%	1.56%	3.78%	12.28%
Expenses net of waiver and payments by affiliates[i]	0.65%	0.66%	0.71%	0.66%	0.65%
Net investment income[d]	0.55%	1.91%	2.05%	2.93%	2.77%

Supplemental data
Net assets, end of period (000’s)	$1,219	$1,365	$821	$1,071	$11
Portfolio turnover rate	10.33%	12.19%	8.69%	8.19%	2.42%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eEffective September 1, 2008, the redemption fee was eliminated. fAmount rounds to less than $0.01 per share. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2015 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.19	$8.15	$11.37	$10.70	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.20	0.25	0.30	0.17
Net realized and unrealized gains (losses)	(0.26)	2.12	(3.09)	0.79	0.71
Total from investment operations	(0.21)	2.32	(2.84)	1.09	0.88
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.05)	(0.23)	(0.21)	(0.26)	(0.16)
Net realized gains	—	(0.05)	(0.17)	(0.16)	(0.02)
Total distributions	(0.05)	(0.28)	(0.38)	(0.42)	(0.18)
Redemption fees[e]	—	—	—[f]	—[f]	—
Net asset value, end of period	$9.93	$10.19	$8.15	$11.37	$10.70

Total return[g]	(2.04)%	28.94%	(25.39)%	10.21%	8.75%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	0.54%	0.70%	1.06%	3.28%	11.78%
Expenses net of waiver and payments by affiliates[i]	0.15%	0.16%	0.21%	0.16%	0.15%
Net investment income[d]	1.05%	2.41%	2.55%	3.43%	3.27%

Supplemental data
Net assets, end of period (000’s)	$196	$199	$164	$32	$20
Portfolio turnover rate	10.33%	12.19%	8.69%	8.19%	2.42%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eEffective September 1, 2008, the redemption fee was eliminated. fAmount rounds to less than $0.01 per share. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2010.

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton 2015 Retirement Target Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 42.3%
[b]Franklin Flex Cap Growth Fund, Advisor Class	123,280	$4,772,164
Franklin Growth Fund, Advisor Class	24,483	904,404
[b]Franklin Growth Opportunities Fund, Advisor Class	69,433	1,218,553
Franklin MicroCap Value Fund, Advisor Class	32,585	885,324
Franklin Natural Resources Fund, Advisor Class	28,901	850,839
Franklin Utilities Fund, Advisor Class	58,160	601,954
Mutual Shares Fund, Class Z	216,929	3,976,310
		13,209,548
Domestic Fixed Income 19.8%
Franklin Total Return Fund, Advisor Class	227,889	2,262,941
Franklin U.S. Government Securities Fund, Advisor Class	574,222	3,933,422
		6,196,363
Foreign Equity 19.0%
Franklin Gold and Precious Metals Fund, Advisor Class	22,408	1,001,843
Franklin International Small Cap Growth Fund, Advisor Class	53,516	730,496
Mutual European Fund, Class Z	97,833	1,928,287
Templeton China World Fund, Advisor Class	28,147	910,007
Templeton Foreign Fund, Advisor Class	240,186	1,357,051
		5,927,684
Foreign Fixed Income 11.2%
Franklin Templeton Emerging Market Debt Opportunities Fund	27,707	322,511
Templeton Global Bond Fund, Advisor Class	245,395	3,160,691
		3,483,202
Total Investments in Underlying Funds before Short Term Investments
(Cost $28,527,125) 92.3%		28,816,797
Short Term Investments (Cost $2,459,279) 7.9%
Money Market Funds 7.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	2,459,279	2,459,279
Total Investments in Underlying Funds (Cost $30,986,404) 100.2%		31,276,076
Other Assets, less Liabilities (0.2)%		(47,272)
Net Assets 100.0%		$31,228,804

[a]See Note 6 regarding investments in Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.54	$7.47	$11.45	$10.78	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.16	0.14	0.28	0.12
Net realized and unrealized gains (losses)	(0.33)	2.15	(3.71)	0.82	0.82
Total from investment operations	(0.31)	2.31	(3.57)	1.10	0.94
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.14)	(0.14)	(0.21)	(0.14)
Net realized gains	—	(0.10)	(0.27)	(0.22)	(0.02)
Total distributions	—[e]	(0.24)	(0.41)	(0.43)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$9.23	$9.54	$7.47	$11.45	$10.78

Total return[g]	(3.22)%	31.34%	(31.74)%	10.19%	9.41%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	0.87%	1.09%	1.50%	3.31%	10.76%
Expenses net of waiver and payments by affiliates[i]	0.45%	0.46%	0.49%	0.47%	0.50%
Net investment income[d]	0.37%	1.88%	1.53%	2.55%	2.78%

Supplemental data
Net assets, end of period (000’s)	$23,097	$19,725	$9,918	$6,952	$1,699
Portfolio turnover rate	10.90%	13.43%	6.07%	16.28%	5.36%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2010.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.45	$7.43	$11.40	$10.77	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.02)	0.10	0.10	0.28	0.10
Net realized and unrealized gains (losses)	(0.32)	2.12	(3.70)	0.74	0.82
Total from investment operations	(0.34)	2.22	(3.60)	1.02	0.92
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.10)	(0.10)	(0.17)	(0.13)
Net realized gains	—	(0.10)	(0.27)	(0.22)	(0.02)
Total distributions	—[e]	(0.20)	(0.37)	(0.39)	(0.15)
Redemption fees[f]	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$9.11	$9.45	$7.43	$11.40	$10.77

Total return[g]	(3.57)%	30.18%	(32.16)%	9.43%	9.20%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.57%	1.79%	2.20%	3.99%	11.41%
Expenses net of waiver and payments by affiliates[i]	1.15%	1.16%	1.19%	1.15%	1.15%
Net investment income (loss)[d]	(0.33)%	1.18%	0.83%	1.87%	2.13%

Supplemental data
Net assets, end of period (000’s)	$7,716	$6,308	$2,551	$1,104	$54
Portfolio turnover rate	10.90%	13.43%	6.07%	16.28%	5.36%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.53	$7.47	$11.44	$10.77	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.01	0.17	0.10	0.27	0.11
Net realized and unrealized gains (losses)	(0.33)	2.12	(3.68)	0.82	0.82
Total from investment operations	(0.32)	2.29	(3.58)	1.09	0.93
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.13)	(0.12)	(0.20)	(0.14)
Net realized gains	—	(0.10)	(0.27)	(0.22)	(0.02)
Total distributions	—[e]	(0.23)	(0.39)	(0.42)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$9.21	$9.53	$7.47	$11.44	$10.77

Total return[g]	(3.33)%	31.03%	(31.90)%	10.11%	9.31%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.07%	1.29%	1.70%	3.49%	10.91%
Expenses net of waiver and payments by affiliates[i]	0.65%	0.66%	0.69%	0.65%	0.65%
Net investment income[d]	0.17%	1.68%	1.33%	2.37%	2.63%

Supplemental data
Net assets, end of period (000’s)	$691	$460	$155	$188	$19
Portfolio turnover rate	10.90%	13.43%	8.69%	16.28%	5.36%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2010.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.55	$7.48	$11.46	$10.79	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.17	0.16	0.46	0.20
Net realized and unrealized gains (losses)	(0.33)	2.17	(3.70)	0.67	0.76
Total from investment operations	(0.30)	2.34	(3.54)	1.13	0.96
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.17)	(0.17)	(0.24)	(0.15)
Net realized gains	—	(0.10)	(0.27)	(0.22)	(0.02)
Total distributions	—[e]	(0.27)	(0.44)	(0.46)	(0.17)
Redemption fees[f]	—	—	—[e]	—[e]	—[e]
Net asset value, end of period	$9.25	$9.55	$7.48	$11.46	$10.79

Total return[g]	(3.11)%	31.61%	(31.49)%	10.46%	9.57%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	0.57%	0.79%	1.20%	2.99%	10.41%
Expenses net of waiver and payments by affiliates[i]	0.15%	0.16%	0.19%	0.15%	0.15%
Net investment income[d]	0.67%	2.18%	1.83%	2.87%	3.13%

Supplemental data
Net assets, end of period (000’s)	$544	$463	$322	$417	$51
Portfolio turnover rate	10.90%	13.43%	6.07%	16.28%	5.36%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

aSee Note 6 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.36	$7.12	$11.61	$10.88	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.13	0.08	0.22	0.09
Net realized and unrealized gains (losses)	(0.45)	2.34	(4.16)	0.97	0.95
Total from investment operations	(0.46)	2.47	(4.08)	1.19	1.04
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.13)	(0.09)	(0.16)	(0.13)
Net realized gains	—	(0.10)	(0.32)	(0.30)	(0.03)
Total distributions	—[e]	(0.23)	(0.41)	(0.46)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.90	$9.36	$7.12	$11.61	$10.88

Total return[g]	(4.88)%	35.04%	(35.97)%	11.05%	10.44%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.17%	1.51%	2.14%	5.16%	13.47%
Expenses net of waiver and payments by affiliates[i]	0.45%	0.45%	0.49%	0.48%	0.50%
Net investment income (loss)[d]	(0.17)%	1.65%	0.87%	2.07%	2.04%

Supplemental data
Net assets, end of period (000’s)	$12,915	$10,391	$5,349	$3,760	$1,171
Portfolio turnover rate	14.43%	19.76%	7.54%	14.95%	8.29%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.25	$7.06	$11.52	$10.86	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.04)	0.09	0.03	0.26	0.12
Net realized and unrealized gains (losses)	(0.45)	2.28	(4.13)	0.84	0.89
Total from investment operations	(0.49)	2.37	(4.10)	1.10	1.01
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.08)	(0.04)	(0.14)	(0.12)
Net realized gains	—	(0.10)	(0.32)	(0.30)	(0.03)
Total distributions	—[e]	(0.18)	(0.36)	(0.44)	(0.15)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.76	$9.25	$7.06	$11.52	$10.86

Total return[g]	(5.27)%	34.00%	(36.34)%	10.12%	10.14%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.87%	2.21%	2.84%	5.84%	14.12%
Expenses net of waiver and payments by affiliates[i]	1.15%	1.15%	1.19%	1.16%	1.15%
Net investment income (loss)[d]	(0.87)%	0.95%	0.17%	1.39%	1.39%

Supplemental data
Net assets, end of period (000’s)	$4,395	$3,980	$1,522	$1,103	$57
Portfolio turnover rate	14.43%	19.76%	7.54%	14.95%	8.29%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the period ended June 30, 2010.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.37	$7.13	$11.59	$10.88	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.02)	0.12	0.03	0.28	0.11
Net realized and unrealized gains (losses)	(0.46)	2.33	(4.12)	0.89	0.93
Total from investment operations	(0.48)	2.45	(4.09)	1.17	1.04
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.11)	(0.05)	(0.16)	(0.13)
Net realized gains	—	(0.10)	(0.32)	(0.30)	(0.03)
Total distributions	—[e]	(0.21)	(0.37)	(0.46)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.89	$9.37	$7.13	$11.59	$10.88

Total return[g]	(5.09)%	34.79%	(36.05)%	10.76%	10.40%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.37%	1.71%	2.34%	5.34%	13.62%
Expenses net of waiver and payments by affiliates[i]	0.65%	0.65%	0.69%	0.66%	0.65%
Net investment income (loss)[d]	(0.37)%	1.45%	0.67%	1.89%	1.89%

Supplemental data
Net assets, end of period (000’s)	$615	$368	$172	$314	$23
Portfolio turnover rate	14.43%	19.76%	7.54%	14.95%	8.29%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.39	$7.14	$11.64	$10.89	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.01	0.16	0.11	0.20	0.18
Net realized and unrealized gains (losses)	(0.46)	2.34	(4.18)	1.04	0.88
Total from investment operations	(0.45)	2.50	(4.07)	1.24	1.06
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.15)	(0.11)	(0.19)	(0.14)
Net realized gains	—	(0.10)	(0.32)	(0.30)	(0.03)
Total distributions	—[e]	(0.25)	(0.43)	(0.49)	(0.17)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.94	$9.39	$7.14	$11.64	$10.89

Total return[g]	(4.76)%	35.42%	(35.72)%	11.34%	10.60%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	0.87%	1.21%	1.84%	4.84%	13.12%
Expenses net of waiver and payments by affiliates[i]	0.15%	0.15%	0.19%	0.16%	0.15%
Net investment income[d]	0.13%	1.95%	1.17%	2.39%	2.39%

Supplemental data
Net assets, end of period (000’s)	$475	$493	$213	$119	$59
Portfolio turnover rate	14.43%	19.76%	7.54%	14.95%	8.29%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the period ended June 30, 2010.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

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Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class A	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.13	$6.89	$11.57	$10.89	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.12	0.06	0.17	0.08
Net realized and unrealized gains (losses)	(0.51)	2.36	(4.29)	1.06	0.97
Total from investment operations	(0.52)	2.48	(4.23)	1.23	1.05
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.10)	(0.08)	(0.16)	(0.13)
Net realized gains	—	(0.14)	(0.37)	(0.39)	(0.03)
Total distributions	—[e]	(0.24)	(0.45)	(0.55)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.61	$9.13	$6.89	$11.57	$10.89

Total return[g]	(5.65)%	36.53%	(37.46)%	11.32%	10.55%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.56%	2.03%	3.12%	6.86%	13.15%
Expenses net of waiver and payments by affiliates[i]	0.45%	0.45%	0.47%	0.47%	0.50%
Net investment income (loss)[d]	(0.33)%	1.53%	0.66%	1.70%	1.97%

Supplemental data
Net assets, end of period (000’s)	$7,047	$6,943	$3,389	$2,439	$1,169
Portfolio turnover rate	21.57%	14.30%	8.09%	24.40%	8.01%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2010.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class C	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.01	$6.81	$11.48	$10.87	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.05)	0.07	0.02	0.23	0.16
Net realized and unrealized gains (losses)	(0.50)	2.33	(4.27)	0.91	0.87
Total from investment operations	(0.55)	2.40	(4.25)	1.14	1.03
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.06)	(0.05)	(0.14)	(0.13)
Net realized gains	—	(0.14)	(0.37)	(0.39)	(0.03)
Total distributions	—[e]	(0.20)	(0.42)	(0.53)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.46	$9.01	$6.81	$11.48	$10.87

Total return[g]	(6.06)%	35.77%	(37.95)%	10.50%	10.30%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	2.26%	2.73%	3.82%	7.55%	13.74%
Expenses net of waiver and payments by affiliates[i]	1.15%	1.15%	1.17%	1.16%	1.09%
Net investment income (loss)[d]	(1.03)%	0.83%	(0.04)%	1.01%	1.38%

Supplemental data
Net assets, end of period (000’s)	$2,828	$2,264	$958	$487	$67
Portfolio turnover rate	21.57%	14.30%	8.09%	24.40%	8.01%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2010.

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Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Class R	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.12	$6.88	$11.54	$10.88	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.02)	0.12	0.02	0.24	0.08
Net realized and unrealized gains (losses)	(0.51)	2.35	(4.25)	0.97	0.96
Total from investment operations	(0.53)	2.47	(4.23)	1.21	1.04
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.09)	(0.06)	(0.16)	(0.13)
Net realized gains	—	(0.14)	(0.37)	(0.39)	(0.03)
Total distributions	—[e]	(0.23)	(0.43)	(0.55)	(0.16)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.59	$9.12	$6.88	$11.54	$10.88

Total return[g]	(5.77)%	36.45%	(37.64)%	11.13%	10.44%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.76%	2.23%	3.32%	7.04%	13.30%
Expenses net of waiver and payments by affiliates[i]	0.65%	0.65%	0.67%	0.65%	0.65%
Net investment income (loss)[d]	(0.53)%	1.33%	0.46%	1.52%	1.82%

Supplemental data
Net assets, end of period (000’s)	$489	$394	$156	$160	$12
Portfolio turnover rate	21.57%	14.30%	8.09%	24.40%	8.01%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2010.

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2010		Year Ended December 31,
Advisor Class	(unaudited)	2009	2008	2007	2006 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.16	$6.89	$11.59	$10.90	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	( — )[e]	0.14	0.06	0.49	0.12
Net realized and unrealized gains (losses)	(0.51)	2.39	(4.29)	0.78	0.95
Total from investment operations	(0.51)	2.53	(4.23)	1.27	1.07
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	—[e]	(0.12)	(0.10)	(0.19)	(0.14)
Net realized gains	—	(0.14)	(0.37)	(0.39)	(0.03)
Total distributions	—[e]	(0.26)	(0.47)	(0.58)	(0.17)
Redemption fees[f]	—	—	—[e]	—[e]	—
Net asset value, end of period	$8.65	$9.16	$6.89	$11.59	$10.90

Total return[g]	(5.53)%	37.27%	(37.39)%	11.65%	10.72%

Ratios to average net assets[h]
Expenses before waiver and payments by affiliates[i]	1.26%	1.73%	2.82%	6.54%	12.80%
Expenses net of waiver and payments by affiliates[i]	0.15%	0.15%	0.17%	0.15%	0.15%
Net investment income (loss)[d]	(0.03)%	1.83%	0.96%	2.02%	2.32%

Supplemental data
Net assets, end of period (000’s)	$209	$205	$105	$164	$17
Portfolio turnover rate	21.57%	14.30%	8.09%	24.40%	8.01%

aFor the period August 1, 2006 (commencement of operations) to December 31, 2006. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund. cBased on average daily shares outstanding. dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests. eAmount rounds to less than $0.01 per share. fEffective September 1, 2008, the redemption fee was eliminated. gTotal return is not annualized for periods less than one year. hRatios are annualized for periods less than one year. iDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2010.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2010 (unaudited)

aSee Note 6 regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

56 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$30,986,404	$31,550,518	$18,006,995	$10,236,735
Value	$31,276,076	$31,873,816	$18,316,247	$10,536,829
Receivables:
Investment securities sold	406,847	496,896	453,935	218,641
Capital shares sold	14,839	219,699	48,379	27,029
Affiliates	—	—	23,331	34,342
Underlying Funds (Note 7)	5,763	6,410	4,509	3,271
Other assets	67	44	25	17
Total assets	31,703,592	32,596,865	18,846,426	10,820,129
Liabilities:
Payables:
Investment securities purchased	411,488	502,443	357,936	221,106
Capital shares redeemed	16,840	22,376	56,103	9,298
Affiliates	6,831	2,185	—	—
Professional fees	12,777	12,067	12,693	12,602
Funds advanced by custodian	—	—	15,076	—
Accrued expenses and other liabilities	26,852	9,739	4,664	4,323
Total liabilities	474,788	548,810	446,472	247,329
Net assets, at value	$31,228,804	$32,048,055	$18,399,954	$10,572,800
Net assets consist of:
Paid-in capital	$32,543,733	$33,655,352	$19,572,591	$11,324,088
Undistributed net investment income
(loss)	—	30,698	(29,860)	(27,019)
Distributions in excess of net investment
income	(1,167)	—	—	—
Net unrealized appreciation (depreciation)	289,672	323,298	309,252	300,094
Accumulated net realized gain (loss)	(1,603,434)	(1,961,293)	(1,452,029)	(1,024,363)
Net assets, at value	$31,228,804	$32,048,055	$18,399,954	$10,572,800

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Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
June 30, 2010 (unaudited)

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$20,225,941	$23,097,069	$12,914,992	$7,046,746
Shares outstanding	2,042,079	2,502,465	1,451,918	818,390
Net asset value per share[a]	$9.90	$9.23	$8.90	$8.61
Maximum offering price per share (net asset
value per share ÷ 94.25%)	$10.50	$9.79	$9.44	$9.14
Class C:
Net assets, at value	$9,588,743	$7,716,069	$4,394,919	$2,827,970
Shares outstanding	975,413	846,657	501,432	334,160
Net asset value and maximum offering price
per share[a]	$9.83	$9.11	$8.76	$8.46
Class R:
Net assets, at value	$1,218,515	$690,698	$615,193	$488,670
Shares outstanding	123,305	75,017	69,171	56,909
Net asset value and maximum offering price
per share	$9.88	$9.21	$8.89	$8.59
Advisor Class:
Net assets, at value	$195,605	$544,219	$474,850	$209,414
Shares outstanding	19,700	58,823	53,120	24,221
Net asset value and maximum offering price
per share	$9.93	$9.25	$8.94	$8.65

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

58 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the six months ended June 30, 2010 (unaudited)

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends from Underlying Funds
(Note 6)	$177,520	$124,361	$24,443	$6,709
Expenses:
Asset allocation fees (Note 3a)	34,689	36,395	21,333	13,311
Distribution fees: (Note 3c)
Class A	28,344	33,024	18,072	11,304
Class C	46,680	36,279	21,866	13,171
Class R	3,051	1,406	1,201	1,102
Transfer agent fees (Note 3e)	20,731	29,398	25,539	22,696
Reports to shareholders	9,287	9,537	7,291	5,643
Registration and filing fees	31,225	33,211	30,760	30,231
Professional fees	14,329	13,623	14,284	14,183
Other	2,887	3,046	2,746	1,670
Expenses borne by Underlying Funds
(Note 7)	(33,167)	(39,209)	(26,282)	(19,988)
Total expenses	158,056	156,710	116,810	93,323
Expenses waived/paid by affiliates
(Note 3f)	(57,769)	(63,260)	(62,646)	(59,677)
Net expenses	100,287	93,450	54,164	33,646
Net investment income (loss)	77,233	30,911	(29,721)	(26,937)
Realized and unrealized gains (losses):
Net realized gain (loss) from sale of
investments in Underlying Funds
(Note 6)	(418,019)	(492,769)	(347,952)	(344,014)
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	(485,286)	(778,850)	(638,600)	(309,030)
Net realized and unrealized gain (loss)	(903,305)	(1,271,619)	(986,552)	(653,044)
Net increase (decrease) in net assets
resulting from operations	$(826,072)	$(1,240,708)	$(1,016,273)	$(679,981)

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Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton 2015		Franklin Templeton 2025
	Retirement Target Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income	$77,233	$367,723	$30,911	$327,180
Net realized gain (loss) from Underlying
Funds	(418,019)	(1,055,428)	(492,769)	(1,193,487)
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	(485,286)	5,507,987	(778,850)	6,412,582
Net increase (decrease) in net assets
resulting from operations	(826,072)	4,820,282	(1,240,708)	5,546,275
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(76,887)	(301,796)	(7,039)	(275,272)
Class C	(6,532)	(102,126)	(2,372)	(59,521)
Class R	(3,446)	(23,917)	(152)	(5,009)
Advisor Class	(1,063)	(4,523)	(167)	(7,912)
Net realized gains:
Class A	—	(72,395)	—	(173,634)
Class C	—	(29,231)	—	(49,256)
Class R	—	(6,384)	—	(2,250)
Advisor Class	—	(1,070)	—	(4,568)
Total distributions to shareholders	(87,928)	(541,442)	(9,730)	(577,422)
Capital share transactions: (Note 2)
Class A	3,722,290	4,872,295	4,273,092	6,070,768
Class C	1,508,891	2,581,320	1,704,394	2,685,980
Class R	(119,346)	289,851	265,811	246,752
Advisor Class	2,081	(6,375)	100,160	35,275
Total capital share transactions	5,113,916	7,737,091	6,343,457	9,038,775
Net increase (decrease) in
net assets	4,199,916	12,015,931	5,093,019	14,007,628
Net assets:
Beginning of period	27,028,888	15,012,957	26,955,036	12,947,408
End of period	$31,228,804	$27,028,888	$32,048,055	$26,955,036
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(1,167)	$9,528	$30,698	$9,517

60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Templeton 2035		Franklin Templeton 2045
	Retirement Target Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(29,721)	$163,891	$(26,937)	$93,827
Net realized gain (loss) from Underlying
Funds	(347,952)	(917,828)	(344,014)	(517,870)
Net change in unrealized appreciation
(depreciation) on investments in
Underlying Funds	(638,600)	4,326,510	(309,030)	2,732,571
Net increase (decrease) in net assets
resulting from operations	(1,016,273)	3,572,573	(679,981)	2,308,528
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds:
Class A	(4,140)	(134,526)	(3,415)	(72,815)
Class C	(1,530)	(32,842)	(1,240)	(14,103)
Class R	(128)	(4,111)	(185)	(3,748)
Advisor Class	(170)	(7,347)	(98)	(2,603)
Net realized gains:
Class A	—	(96,221)	—	(92,604)
Class C	—	(31,557)	—	(27,915)
Class R	—	(3,334)	—	(3,857)
Advisor Class	—	(4,682)	—	(2,631)
Total distributions to shareholders	(5,968)	(314,620)	(4,938)	(220,276)
Capital share transactions: (Note 2)
Class A	3,227,313	2,728,858	564,293	2,047,175
Class C	665,451	1,692,983	742,221	846,696
Class R	292,136	117,031	128,008	157,405
Advisor Class	5,813	178,125	16,932	59,416
Total capital share transactions	4,190,713	4,716,997	1,451,454	3,110,692
Net increase (decrease) in
net assets	3,168,472	7,974,950	766,535	5,198,944
Net assets:
Beginning of period	15,231,482	7,256,532	9,806,265	4,607,321
End of period	$18,399,954	$15,231,482	$10,572,800	$9,806,265
Undistributed net investment income (loss)
included in net assets:
End of period	$(29,860)	$5,829	$(27,019)	$4,856

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Funds file U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

62 | Semiannual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Templeton		Franklin Templeton
	2015 Retirement		2025 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2010
Shares sold	529,424	$5,467,636	816,748	$7,904,500
Shares issued in reinvestment of
distributions	7,334	75,717	710	7,017
Shares redeemed	(177,001)	(1,821,063)	(382,590)	(3,638,425)
Net increase (decrease)	359,757	$3,722,290	434,868	$4,273,092
Year ended December 31, 2009
Shares sold	907,400	$8,161,362	1,043,264	$8,564,140
Shares issued in reinvestment of
distributions	38,856	359,866	50,737	443,738
Shares redeemed	(419,782)	(3,648,933)	(353,798)	(2,937,110)
Net increase (decrease)	526,474	$4,872,295	740,203	$6,070,768
Class C Shares:
Six Months ended June 30, 2010
Shares sold	245,369	$2,517,822	269,967	$2,573,102
Shares issued in reinvestment of
distributions	544	5,635	208	2,034
Shares redeemed	(98,359)	(1,014,566)	(90,787)	(870,742)
Net increase (decrease)	147,554	$1,508,891	179,388	$1,704,394
Year ended December 31, 2009
Shares sold	582,526	$5,164,172	456,773	$3,767,686
Shares issued in reinvestment of
distributions	12,262	113,127	11,020	94,470
Shares redeemed	(338,573)	(2,695,979)	(144,058)	(1,176,176)
Net increase (decrease)	256,215	$2,581,320	323,735	$2,685,980
Class R Shares:
Six Months ended June 30, 2010
Shares sold	26,254	$270,638	34,404	$341,535
Shares issued in reinvestment of
distributions	331	3,402	15	146
Shares redeemed	(37,854)	(393,386)	(7,646)	(75,870)
Net increase (decrease)	(11,269)	$(119,346)	26,773	$265,811
Year ended December 31, 2009
Shares sold	39,669	$347,239	28,890	$258,030
Shares issued in reinvestment of
distributions	3,298	30,260	809	7,173
Shares redeemed	(9,445)	(87,648)	(2,220)	(18,451)
Net increase (decrease)	33,522	$289,851	27,479	$246,752

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	2015 Retirement		2025 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended June 30, 2010
Shares sold	382	$4,000	11,451	$111,344
Shares issued in reinvestment of
distributions	103	1,063	17	167
Shares redeemed	(276)	(2,982)	(1,110)	(11,351)
Net increase (decrease)	209	$2,081	10,358	$100,160
Year ended December 31, 2009
Shares sold	11	$106	8,478	$59,651
Shares issued in reinvestment of
distributions	595	5,454	1,427	12,480
Shares redeemed	(1,240)	(11,935)	(4,571)	(36,856)
Net increase (decrease)	(634)	$(6,375)	5,334	$35,275

	Franklin Templeton		Franklin Templeton
	2035 Retirement		2045 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2010
Shares sold	467,047	$4,409,846	243,542	$2,244,337
Shares issued in reinvestment of
distributions	420	4,083	317	2,997
Shares redeemed	(125,850)	(1,186,616)	(185,782)	(1,683,041)
Net increase (decrease)	341,617	$3,227,313	58,077	$564,293
Year ended December 31, 2009
Shares sold	582,346	$4,588,112	359,779	$2,772,073
Shares issued in reinvestment of
distributions	25,833	218,195	17,365	141,373
Shares redeemed	(249,555)	(2,077,449)	(108,978)	(866,271)
Net increase (decrease)	358,624	$2,728,858	268,166	$2,047,175
Class C Shares:
Six Months ended June 30, 2010
Shares sold	120,918	$1,127,295	125,303	$1,130,294
Shares issued in reinvestment of
distributions	128	1,230	100	932
Shares redeemed	(49,650)	(463,074)	(42,589)	(389,005)
Net increase (decrease)	71,396	$665,451	82,814	$742,221
Year ended December 31, 2009
Shares sold	284,199	$2,259,656	132,014	$1,014,563
Shares issued in reinvestment of
distributions	6,606	54,119	4,150	32,495
Shares redeemed	(76,333)	(620,792)	(25,445)	(200,362)
Net increase (decrease)	214,472	$1,692,983	110,719	$846,696

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	2035 Retirement		2045 Retirement
	Target Fund		Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2010
Shares sold	39,420	$385,687	24,331	$230,956
Shares issued in reinvestment of
distributions	13	125	20	185
Shares redeemed	(9,522)	(93,676)	(10,673)	(103,133)
Net increase (decrease)	29,911	$292,136	13,678	$128,008
Year ended December 31, 2009
Shares sold	15,155	$117,182	23,301	$173,778
Shares issued in reinvestment of
distributions	875	7,340	927	7,604
Shares redeemed	(919)	(7,491)	(3,608)	(23,977)
Net increase (decrease)	15,111	$117,031	20,620	$157,405
Advisor Class Shares:
Six Months ended June 30, 2010
Shares sold	1,327	$12,930	2,309	$21,312
Shares issued in reinvestment of
distributions	17	170	10	98
Shares redeemed	(732)	(7,287)	(467)	(4,478)
Net increase (decrease)	612	$5,813	1,852	$16,932
Year ended December 31, 2009
Shares sold	21,742	$170,755	8,135	$65,820
Shares issued in reinvestment of
distributions	1,413	12,029	634	5,235
Shares redeemed	(531)	(4,659)	(1,601)	(11,639)
Net increase (decrease)	22,624	$178,125	7,168	$59,416

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Funds’ Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$22,425	$31,038	$18,975	$9,955
Contingent deferred sales charges retained	$432	$459	$308	$218

e. Transfer Agent Fees

For the period ended June 30, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Transfer agent fees	$14,267	$20,963	$18,962	$16,851

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 0.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Capital loss carryforwards expiring in:
2017	$786,885	$940,348	$560,066	$365,530

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$31,376,535	$32,137,881	$18,596,325	$10,685,156

Unrealized appreciation	$1,162,859	$1,110,242	$622,613	$386,315
Unrealized depreciation	(1,263,318)	(1,374,307)	(902,691)	(534,642)
Net unrealized appreciation
(depreciation)	$(100,459)	$(264,065)	$(280,078)	$(148,327)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2010, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton	Templeton
	2015	2025	2035	2045
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$7,789,781	$9,534,680	$6,652,059	$3,727,136
Sales	$2,809,176	$3,146,716	$2,459,781	$2,271,732

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds’ investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

Investments in Underlying Funds for the period ended June 30, 2010, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions Reductions		of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton 2015 Retirement Target Fund
Franklin Flex Cap Growth Fund,
Advisor Class	107,905	15,375	—	123,280	$4,772,164	$—	$—	0.17%
Franklin Gold and Precious Metals Fund,
Advisor Class	23,638	2,878	4,108	22,408	1,001,843	—	(14,192)	0.03%
Franklin Growth Fund, Advisor Class	—	24,483	—	24,483	904,404	—	—	0.03%
Franklin Growth Opportunities Fund,
Advisor Class	95,947	11,301	37,815	69,433	1,218,553	—	(37,628)	0.33%
Franklin International Small Cap Growth
Fund, Advisor Class	—	53,516	—	53,516	730,496	—	—	0.27%
Franklin MicroCap Value Fund,
Advisor Class	29,179	3,406	—	32,585	885,324	—	—	0.27%
Franklin Natural Resources Fund,
Advisor Class	25,250	3,651	—	28,901	850,839	—	—	0.10%
Franklin Small Cap Growth Fund,
Advisor Class	87,518	12,382	99,900	—	—[a]	—	202,149	—
Franklin Templeton Emerging Market Debt
Opportunities Fund	27,175	3,654	3,122	27,707	322,511	—	979	0.20%
Franklin Total Return Fund,
Advisor Class	191,306	44,349	7,766	227,889	2,262,941	46,407	(1,760)	0.08%
Franklin U.S. Government Securities Fund,
Advisor Class	354,137	220,085	—	574,222	3,933,422	57,649	—	0.04%
Franklin Utilities Fund, Advisor Class	49,862	8,298	—	58,160	601,954	12,125	—	0.03%
Institutional Fiduciary Trust Money Market
Portfolio	2,260,932	6,194,484	5,996,137	2,459,279	2,459,279	—	—	0.04%
Mutual European Fund, Class Z	96,468	13,822	12,457	97,833	1,928,287	—	(89,975)	0.10%
Mutual Shares Fund, Class Z	156,583	60,346	—	216,929	3,976,310	—	—	0.03%
Templeton China World Fund,
Advisor Class	27,261	3,818	2,932	28,147	910,007	—	(17,347)	0.10%
Templeton Foreign Fund, Advisor Class	269,012	55,613	84,439	240,186	1,357,051	—	(460,245)	0.03%
Templeton Global Bond Fund,
Advisor Class	180,808	64,587	—	245,395	3,160,691	61,339	—	0.01%
Total					$31,276,076	$177,520	$(418,019)
Franklin Templeton 2025 Retirement Target Fund
Franklin Flex Cap Growth Fund,
Advisor Class	130,274	21,635	—	151,909	$5,880,392	$—	$—	0.20%
Franklin Gold and Precious Metals Fund,
Advisor Class	27,969	4,780	—	32,749	1,464,186	—	—	0.05%
Franklin Growth Fund, Advisor Class	—	30,425	—	30,425	1,123,896	—	—	0.03%
Franklin Growth Opportunities Fund,
Advisor Class	118,845	16,307	47,634	87,518	1,535,936	—	(64,350)	0.42%

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions Reductions		of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton 2025 Retirement Target Fund (continued)
Franklin International Small Cap Growth
Fund, Advisor Class	—	64,077	—	64,077	$874,657	$—	$—	0.33%
Franklin MicroCap Value Fund,
Advisor Class	34,960	4,708	—	39,668	1,077,784	—	—	0.33%
Franklin Natural Resources Fund,
Advisor Class	30,500	5,189	—	35,689	1,050,672	—	—	0.13%
Franklin Small Cap Growth Fund,
Advisor Class	102,689	16,874	119,563	—	—[a]	—	229,903	—
Franklin Templeton Emerging Market Debt
Opportunities Fund	15,233	4,250	1,940	17,543	204,197	—	372	0.13%
Franklin Total Return Fund,
Advisor Class	114,516	52,941	5,187	162,270	1,611,341	31,051	(1,272)	0.06%
Franklin U.S. Government Securities Fund,
Advisor Class	211,990	212,352	—	424,342	2,906,741	38,103	—	0.03%
Franklin Utilities Fund, Advisor Class	59,015	11,264	—	70,279	727,390	14,514	—	0.03%
Institutional Fiduciary Trust Money Market
Portfolio	1,224,271	8,171,830	8,272,653	1,123,448	1,123,448	—	—	0.02%
Mutual European Fund, Class Z	117,957	19,689	14,879	122,767	2,419,744	—	(107,021)	0.13%
Mutual Shares Fund, Class Z	192,383	77,304	—	269,687	4,943,365	—	—	0.03%
Templeton China World Fund,
Advisor Class	31,798	5,221	3,427	33,592	1,086,016	—	(23,273)	0.12%
Templeton Foreign Fund, Advisor Class	306,985	71,644	101,225	277,404	1,567,334	—	(527,128)	0.03%
Templeton Global Bond Fund,
Advisor Class	106,328	70,436	—	176,764	2,276,717	40,693	—	0.01%
Total					$31,873,816	$124,361	$(492,769)
Franklin Templeton 2035 Retirement Target Fund
Franklin Flex Cap Growth Fund,
Advisor Class	85,142	20,970	2,584	103,528	$4,007,567	$—	$(18,352)	0.14%
Franklin Gold and Precious Metals Fund,
Advisor Class	20,056	4,275	3,485	20,846	932,026	—	(6,576)	0.03%
Franklin Growth Fund, Advisor Class	—	21,588	—	21,588	797,457	—	—	0.02%
Franklin Growth Opportunities Fund,
Advisor Class	78,802	15,789	33,348	61,243	1,074,817	—	(42,483)	0.29%
Franklin International Small Cap Growth
Fund, Advisor Class	—	47,181	—	47,181	644,023	—	—	0.24%
Franklin MicroCap Value Fund,
Advisor Class	23,821	4,704	—	28,525	775,028	—	—	0.23%
Franklin Natural Resources Fund,
Advisor Class	20,531	5,167	—	25,698	756,541	—	—	0.09%
Franklin Small Cap Growth Fund,
Advisor Class	70,935	16,018	86,953	—	—[a]	—	162,215	—
Franklin Templeton Emerging Market Debt
Opportunities Fund	2,328	453	253	2,528	29,423	—	14	0.02%

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at		Realized	Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital	Held at End
Underlying Funds	of Period	Additions Reductions		of Period	Period	Income	Gain (Loss)	of Period
Franklin Templeton 2035 Retirement Target Fund (continued)
Franklin Total Return Fund,
Advisor Class	16,421	10,687	623	26,485	$262,998	$3,966	$(117)	0.01%
Franklin U.S. Government Securities Fund,
Advisor Class	29,287	75,604	—	104,891	718,504	4,807	—	0.01%
Franklin Utilities Fund, Advisor Class	39,288	10,647	—	49,935	516,827	10,000	—	0.02%
Institutional Fiduciary Trust Money Market
Portfolio	85,862	4,443,941	4,529,803	—	—[a]	—	—	—
Mutual European Fund, Class Z	78,279	19,249	10,825	86,703	1,708,911	—	(79,882)	0.09%
Mutual Shares Fund, Class Z	133,972	66,473	—	200,445	3,674,166	—	—	0.03%
Templeton China World Fund,
Advisor Class	21,238	5,123	2,458	23,903	772,794	—	(16,007)	0.08%
Templeton Foreign Fund, Advisor Class	205,752	65,252	73,919	197,085	1,113,529	—	(346,764)	0.02%
Templeton Global Bond Fund,
Advisor Class	15,874	25,402	—	41,276	531,636	5,670	—	—[b]
Total					$18,316,247	$24,443	$(347,952)
Franklin Templeton 2045 Retirement Target Fund
Franklin Flex Cap Growth Fund,
Advisor Class	56,378	15,760	6,395	65,743	$2,544,905	$—	$(38,650)	0.09%
Franklin Gold and Precious Metals Fund,
Advisor Class	13,313	2,748	3,134	12,927	577,952	—	(7,977)	0.02%
Franklin Growth Fund, Advisor Class	—	13,795	178	13,617	503,005	—	(363)	0.02%
Franklin Growth Opportunities Fund,
Advisor Class	53,650	9,206	24,892	37,964	666,266	—	(24,393)	0.18%
Franklin International Small Cap Growth
Fund, Advisor Class	—	31,004	1,202	29,802	406,795	—	(910)	0.15%
Franklin MicroCap Value Fund,
Advisor Class	15,943	2,730	1,133	17,540	476,573	—	(16,814)	0.14%
Franklin Natural Resources Fund,
Advisor Class	14,056	3,383	1,023	16,416	483,287	—	(21,372)	0.06%
Franklin Small Cap Growth Fund,
Advisor Class	47,738	9,858	57,596	—	—[a]	—	121,235	—
Franklin Utilities Fund, Advisor Class	26,477	7,055	1,914	31,618	327,249	6,709	(2,066)	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	18,744	3,362,160	3,289,999	90,905	90,905	—	—	—[b]
Mutual European Fund, Class Z	52,621	12,313	10,320	54,614	1,076,446	—	(65,016)	0.06%
Mutual Shares Fund, Class Z	84,990	42,327	6,971	120,346	2,205,938	—	(45,099)	0.02%
Templeton China World Fund,
Advisor Class	14,485	3,309	2,544	15,250	493,035	—	(11,284)	0.05%
Templeton Foreign Fund, Advisor Class	136,474	41,796	57,124	121,146	684,473	—	(231,305)	0.01%
Total					$10,536,829	$6,709	$(344,014)
[a]As of June 30, 2010, no longer held by the fund.
[b]Rounds to less than 0.01%.

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Notes to Financial Statements (unaudited) (continued)

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses allocated during the period ended June 30, 2010 is noted in the Statements of Operations.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2010, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

9. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Funds’ investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds. The Board also noted management’s efforts to minimize any negative impact on the nature and quality of services provided the Funds arising from Franklin Templeton Investments’ implementation of a hiring freeze and employee reductions in response to market conditions during the latter part of 2008 and early 2009.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2009, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Templeton 2015 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2015 funds as selected by Lipper. The Fund has been in operation for only three full years at the date of the Lipper report, which showed its income return to be in the middle quintile of its performance universe for the one-year period and in the second-lowest quintile of such universe for the two- and three-year periods on an annualized basis. The Lipper report, however, showed the Fund’s total return to be in the highest quintile of its performance universe during such years. While believing that the Fund’s brief period of existence limited the meaningfulness of such performance record, the Board was satisfied with such performance, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

Franklin Templeton 2025 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2025 funds as selected by Lipper. The Fund has been in operation for only three full years at the date of the Lipper report, which showed its income return for the one-year period, as well as the previous two- and three-year periods on an annualized basis to be in the second-lowest quintile of its performance universe. The Lipper report, however, showed the Fund’s total return to be in either the highest or second-highest quintile of its performance universe during such years. While believing that the Fund’s brief period of existence limited the meaningfulness of such performance record, the Board was satisfied with such performance, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

Franklin Templeton 2035 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2035 funds as selected by Lipper. The Fund has been in operation for only three full years at the date of the Lipper report, which showed its income return to be in the middle quintile of its performance universe for the one-year period, and to be in the second-lowest quintile of its performance universe for the previous two- and three-year periods on an annualized basis. The Lipper report, however, showed the Fund’s total return during each such period to be in the highest quintile of such performance universe. While believing that the Fund’s brief period of existence limited the meaningfulness of such performance record, the Board was satisfied with such performance, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Templeton 2045 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2045 funds as selected by Lipper. The Fund has been in operation for only three full years at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe for the one-year period, and to be in the lowest and second-lowest quintiles of such universe during the previous two- and three-year periods, respectively, on an annualized basis. The Lipper report, however, showed the Fund’s total return to be in the highest quintile of its Lipper performance universe during such periods. While believing that the Fund’s brief period of existence limited the meaningfulness of its performance record, the Board was satisfied with such performance, noting the Fund’s objective of seeking a high level of long-term total return consistent with its investment strategy.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Lipper reports for Franklin Templeton 2025 Target Retirement Fund, Franklin Templeton 2035 Target Retirement Fund and Franklin Templeton 2045 Target Retirement Fund showed in each case that their contractual management fee rates were the highest in their respective Lipper expense group, and their ratio of expenses charged directly to such Funds were in the middle quintile of such expense group, but that their actual total expense ratios (including expenses of their underlying funds), were in either the least expensive or second least expensive quintile of such expense group. The Lipper report for Franklin Templeton 2015 Target Retirement Fund showed its contractual expense rate to be in the second most expensive quintile of its Lipper expense group, its ratio of expenses charged directly to the Fund to be in the middle quintile of its Lipper expense group, and its actual total expense ratio (including expenses of its underlying funds) to be in the second most expensive quin-tile of its Lipper expense group, but within four basis points of the median of such group. The Board found the comparative expenses of these Funds as shown in the Lipper reports to be acceptable, noting in each case that Fund expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual Funds during the 12-month period ended September 30, 2009, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

80 | Semiannual Report

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Semiannual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

RTF S 08/10

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 26, 2010